As filed with the Securities and Exchange Commission on July 7, 2008

                                              File Nos. 333-148886 and 811-22177


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A
             Registration Statement Under the Securities Act of 1933
                          Pre-Effective Amendment No. 1
                                       and
         Registration Statement Under the Investment Company Act of 1940
                                 Amendment No. 1


                                 --------------

                          EXCHANGE TRADED SPREADS TRUST
             (Exact Name of Registrant as Specified in its Charter)


        44 Montgomery Street, Suite 2100, San Francisco, California 94104
                     (Address of Principal Executive Office)

                  Registrant's Telephone Number: (415) 398-2727

                                STEPHEN C. ROGERS
        44 Montgomery Street, Suite 2100, San Francisco, California 94104
                     (Name and Address of Agent for Service)

                                 --------------

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

                                  -------------

                     Please Send Copy of Communications to:

W. Thomas Conner, Esq.                    Eric C. Freed, Esq.
Sutherland Asbill & Brennan LLP           Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.            1114 Avenue of the Americas
Washington, DC 20004-2415                 40th Floor
                                          New York, NY 10036

                         EXCHANGE TRADED SPREADS TRUST
                        ETSPREADS EXCHANGE TRADED FUNDS

The Exchange Traded Spreads Trust (the "Trust"), a registered investment company, consists of four separate investment portfolios called "Funds." This Prospectus relates to all four of the Funds:

ETSPREADS HIGH YIELD CDS TIGHTEN FUND
ETSPREADS HIGH YIELD CDS WIDEN FUND
ETSPREADS INVESTMENT GRADE CDS TIGHTEN FUND
ETSPREADS INVESTMENT GRADE CDS WIDEN FUND

ETSpreads, LLC (the "Adviser") is the investment adviser to each Fund. The shares of the Funds are listed for trading at market prices on the NYSE Arca Exchange ("NYSE Arca"). Each Fund has its own CUSIP number and exchange-trading symbol. Market prices for a Fund's shares may be different from its net asset value per share. Each Fund issues and redeems shares at net asset value only in blocks of 100,000 shares or multiples thereof ("Creation Units") in exchange for an amount of cash. As a practical matter, only institutions or large investors are expected to purchase or redeem Creation Units.

Each Fund intends to enter into credit default swap contracts ("CDS Contracts"), which are credit derivatives that allow investors to buy and sell protection against default on the debt securities of a specific company, government, or group of companies or governments ("Reference Entities"), to a substantial degree. A seller of protection under a CDS Contract becomes subject to the credit risk of the Reference Entities, which is the possibility that a Reference Entity will become unwilling or unable to make timely payments on its debt securities or to otherwise meet its obligations, and the related risk of a decline in the value of the CDS Contract that will occur when the credit quality of the Reference Entities deteriorates or is perceived to deteriorate. Conversely, a buyer of protection pays a pre-determined amount for protection against specified adverse credit events occurring with respect to a Reference Entity (which amount will not be returned whether or not any such events occur), and becomes subject to the risk that the value of the CDS Contract will decline if the credit quality or the perceived credit quality of the Reference Entities improves. The Funds are also subject to counterparty risk, which is the risk that a party with which a Fund enters into CDS Contracts will become bankrupt or otherwise fail to perform its obligations under CDS Contracts due to financial difficulties.

EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES OF EACH FUND ARE NOT REDEEMABLE SECURITIES.

UNLIKE MOST ETFS, THE FUNDS ARE NOT INDEX FUNDS. THE FUNDS ARE ACTIVELY MANAGED AND DO NOT SEEK TO REPLICATE THE PERFORMANCE OF A SPECIFIED INDEX.

THE SECURITIES AND EXCHANGE  COMMISSION  ("SEC") HAS NOT APPROVED OR DISAPPROVED
THESE  SECURITIES  OR  PASSED  UPON  THE  ADEQUACY  OF  THIS   PROSPECTUS.   ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS DATED _____ __, 2008

TABLE OF CONTENTS                                                           Page
                                                                            ----
Introduction                                                                 TBD
Principal Investment Strategies and Risks of Each Fund                       TBD
    ETSpreads High Yield CDS Tighten Fund                                    TBD
    ETSpreads High Yield CDS Widen Fund                                      TBD
    ETSpreads Investment Grade CDS Tighten Fund                              TBD
    ETSpreads Investment Grade CDS Widen Fund                                TBD
CDS Contracts                                                                TBD
Principal Risk Factors                                                       TBD
Performance Information                                                      TBD
Fees and Expenses                                                            TBD
Additional Information Regarding Investment Strategies and Risks             TBD
Portfolio Holdings Information                                               TBD
Portfolio Turnover                                                           TBD
Management                                                                   TBD
     Investment Adviser                                                      TBD
     Portfolio Managers                                                      TBD
     Administrator, Custodian and Transfer Agent                             TBD
Shareholder Information                                                      TBD
     Buying and Selling Shares                                               TBD
     Book Entry                                                              TBD
     Share Prices                                                            TBD
     Determination of Net Asset Value                                        TBD
     Dividends and Distributions                                             TBD
     Taxes                                                                   TBD
          Taxes on Distributions                                             TBD
          Taxes when Shares are Sold                                         TBD
     Creations and Redemptions                                               TBD
          Transaction Fees                                                   TBD
Distribution                                                                 TBD
Disclaimer                                                                   TBD

         EXCHANGE TRADED SPREADS TRUST'S ETSPREADS EXCHANGE TRADED FUNDS

                                  INTRODUCTION

This Prospectus relates to the following four Funds that make up the EXCHANGE TRADED SPREADS TRUST.

NAME OF FUND                                      CUSIP      TBD TICKER SYMBOL
------------                                      -----      -----------------

ETSPREADS HIGH YIELD CDS TIGHTEN FUND
ETSPREADS HIGH YIELD CDS WIDEN FUND
ETSPREADS INVESTMENT GRADE CDS TIGHTEN FUND
ETSPREADS INVESTMENT GRADE CDS WIDEN FUND

Each Fund intends to achieve its investment objective primarily by entering into credit default swap contracts ("CDS Contracts"), including CDS Contracts based on a specified group of Reference Entities ("CDX Contracts"). A detailed discussion of CDS Contracts (including CDX Contracts) follows the discussion of the principal investment strategies and risks of each Fund set forth immediately below.

The Tighten Funds are designed so that the value of an investment in Fund shares increases or decreases as a specified "credit market" goes up or down, respectively. The two Widen Funds are designed so that the value of an investment in Fund shares will move inversely with the specified credit market. The value of an investment in a Fund will also reflect the return of the U.S. Treasury bills in which the Funds will invest.

The term "credit market" has a specific meaning in this prospectus. It refers to the trading market for the CDS Contracts with respect to a specified group of companies. A credit market will go up if the aggregate credit quality or perceived credit quality of the Reference Entities in the market improves. The credit market will go down if the aggregate credit quality or perceived credit quality of the Reference Entities in the market deteriorates.

The  shares of the Funds are listed  for  trading  at market  prices on the NYSE
Arca. Market prices for a Fund's shares may be different from its net asset value per share. Each Fund issues and redeems shares at net asset value only in blocks of 100,000 shares ("Creation Units"). The Funds only accept cash for purchases of Creation Units and make cash payments when Creation Units are redeemed. As a practical matter, only institutions or large investors are expected to purchase or redeem Creation Units.

             PRINCIPAL INVESTMENT STRATEGIES AND RISKS OF EACH FUND

ETSPREADS HIGH YIELD CDS TIGHTEN FUND
CUSIP: TBD
TRADING SYMBOL: TBD
INVESTMENT OBJECTIVE:
ETSpreads High Yield CDS Tighten Fund seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the five-year high yield credit market plus the return on U.S. Treasury bills. The Fund's investment objective may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES:

The ETSpreads High Yield Fund achieves its high yield exposure primarily through CDS Contracts and, under normal market conditions, will enter into CDS Contracts with respect to Reference Entities with below investment grade credit ratings with a "notional" or face value of at least 80% of its net assets. The Fund will provide shareholders with at least 60 days' notice of any change in this 80% policy. In order to gain exposure to the high yield credit market, the Fund will normally be a net protection seller under CDS Contracts, and will be required to make payments to the protection buyer when a specified adverse credit event occurs relating to a Reference Entity.

If the Fund is successful in meeting its objective, its net asset value should generally increase when the high yield credit market is rallying (going up), which means that credit quality is improving and differences or "spreads" between the returns on high yield debt securities generally and the returns on debt securities with comparable maturities that are essentially free of credit risk (such as U.S. Treasury securities) are decreasing or "tightening." Conversely, its net asset value should generally decrease when the high yield credit market is falling (going down), credit quality is deteriorating, and spreads are increasing or "widening."

So that its performance generally tracks that of the high yield credit market, the Fund will typically enter into CDX Contracts, in which the Reference
Entities are a pre-determined group of companies, but may invest in CDS Contracts with respect to single Reference Entities or CDS Contracts other than CDX Contracts that are based on baskets of Reference Entities when the Adviser believes that such investments would better enable the Fund to achieve its objective. The Fund generally will be required to provide collateral to CDS Contract counterparties to secure its obligations under CDS Contracts. The collateral required to be provided will generally represent a small portion of a CDS Contract's aggregate notional value. Therefore, and in order to further secure its contractual obligations and to maintain appropriate liquidity to meet redemption requests, the Fund will generally invest in cash or cash equivalent assets ("Cash Investments") at least equal in value to the notional amount of a CDS Contract less the amount that has been provided as collateral. These Cash Investments will typically be U.S. Treasury bills (direct obligations of the U.S. government with maturities of one year of less when they are issued). When investing in U.S. Treasury bills is not practicable, the Fund may also invest in repurchase agreements and money market funds as Cash Investments.

PRINCIPAL RISKS:
The Fund is subject to the risk that the high yield credit market will fall and therefore that its CDS Contracts will decline in value, or that it will be required to make payments under such Contracts as a protection seller. While conventional debt securities are generally subject to both the credit risk of the issuer of the security and the risk of changes in market interest rates, CDS Contracts effectively isolate and reflect only the credit risk of the debt securities of the Reference Entities. The Fund is also subject to the credit risk of its CDS Contract counterparties and all of the other risks set forth below under "Principal Risk Factors," except for Inverse Fund Risk.

ETSPREADS HIGH YIELD CDS WIDEN FUND
CUSIP: TBD
TRADING SYMBOL: TBD
INVESTMENT OBJECTIVE:
ETSpreads High Yield CDS Widen Fund seeks to provide investment results that correspond generally, before fees and expenses, to the inverse of the performance of the five-year high yield credit market plus the return on U.S. Treasury bills. The Fund's investment objective may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES:
The ETSpreads Inverse High Yield Fund achieves its high yield exposure primarily through CDS Contracts and, under normal market conditions, will enter into CDS Contracts with respect to Reference Entities with below investment grade credit ratings with a "notional" or face value of at least 80% of its net assets. The Fund will provide shareholders with at least 60 days' notice of any changes in this 80% policy. In order to gain inverse exposure to the high yield credit market, the Fund will normally be a net protection buyer, and therefore will be required to make the ongoing payments specified under such contracts that represent the cost of purchasing protection from adverse credit events relating to a Reference Entity.

If the Fund is successful in meeting its objective, its net asset value should generally decrease when the high yield credit market is rallying (going up), which means that credit quality is improving and differences or "spreads" between the returns on high yield debt securities generally and the returns on debt securities with comparable maturities that are essentially free of credit risk (such as U.S. Treasury securities) are decreasing or "tightening." Conversely, its net asset value should generally increase as the high yield credit market is falling (going down), credit quality is deteriorating, and spreads are increasing or "widening."

So that its performance generally tracks the inverse of that of the high yield credit market, the Fund will typically invest in CDX Contracts, in which the Reference Entities are a pre-determined group of companies, but may invest in CDS Contracts with respect to single Reference Entities or CDS Contracts other than CDX Contracts that are based on baskets of Reference Entities when the Adviser believes that such investments would better enable the Fund to achieve its objective. The Fund generally will be required to provide collateral to CDS Contract counterparties to secure its obligations under CDS Contracts. The collateral required to be provided will generally represent a small portion of a CDS Contract's aggregate notional value. Therefore, and in order to further secure its contractual obligations and to maintain appropriate liquidity to meet redemption requests, the Fund will generally invest in cash or cash equivalent assets ("Cash Investments") at least equal in value to the notional amount of a CDS Contract less the amount that has been provided as collateral. These Cash Investments will typically be U.S. Treasury bills (direct obligations of the U.S. government with maturities of one year of less when they are issued). When investing in U.S. Treasury bills is not practicable, the Fund may also invest in repurchase agreements and money market funds as Cash Investments.

PRINCIPAL RISKS:
The Fund is subject to the risk that the high yield credit market will rally and therefore that its CDS Contracts will decline in value, or that the payments it is required to make as a protection buyer will exceed any increase in the value of such Contracts. While conventional debt securities are generally subject to both the credit risk of the issuer of the security and the risk of changes in market interest rates, CDS Contracts effectively isolate and reflect only the credit risk of the debt securities of the Reference Entities. The Fund is also subject to the credit risk of its CDS Contract counterparties and all of the other risks set forth below under "Principal Risk Factors."

ETSPREADS INVESTMENT GRADE CDS TIGHTEN FUND
CUSIP: TBD
TRADING SYMBOL: TBD
INVESTMENT OBJECTIVE:
ETSpreads Investment Grade CDS Tighten Fund seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the five-year investment grade credit market plus the return on U.S. Treasury bills. The Fund's investment objective may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES:

The ETSpreads Investment Grade CDS Tighten Fund achieves its investment grade exposure primarily through CDS Contracts and, under normal market conditions, will enter into CDS Contracts with respect to Reference Entities with investment grade credit ratings with a "notional" or face value of at least 80% of its net assets. The Fund will provide shareholders with at least 60 days' notice of any change in this 80% policy. In order to gain exposure to the investment grade credit market, the Fund will normally be a net protection seller under CDS Contracts, and will be required to make payments to the protection buyer when a specified adverse credit event occurs relating to a Reference Entity.

If the Fund is successful in meeting its objective, its net asset value should generally increase when the investment grade credit market is rallying (going
up) which means that credit quality is improving and differences or "spreads" between the returns on investment grade debt securities generally and the returns on debt securities with comparable maturities that are essentially free of credit risk (such as U.S. Treasury securities) are decreasing or "tightening." Conversely, its net asset value should generally decrease when the investment grade credit market is falling (going down), credit quality is deteriorating, and spreads are increasing or "widening."

So that its performance generally tracks that of the investment grade credit market, the Fund will typically invest in CDX Contracts, in which the Reference Entities are a pre-determined group of companies, but may invest in CDS Contracts with respect to single Reference Entities or CDS Contracts other than CDX Contracts that are based on baskets of Reference Entities when the Adviser believes that such investments would better enable the Fund to achieve its objective. The Fund generally will be required to provide collateral to CDS Contract counterparties to secure its obligations under CDS Contracts. The collateral required to be provided will generally represent a small portion of a CDS Contract's aggregate notional value. Therefore, and in order to further secure its contractual obligations and to maintain appropriate liquidity to meet redemption requests, the Fund will generally invest in cash or cash equivalent assets ("Cash Investments") at least equal in value to the notional value of a CDS Contract less the amount that has been provided as collateral. These Cash Investments will typically be U.S. Treasury bills (direct obligations of the U.S. government with maturities of one year of less when they are issued). When investing in U.S. Treasury bills is not practicable, the Fund may also invest in repurchase agreements and money market funds as Cash Investments.

PRINCIPAL RISKS:

The Fund is subject to the risk that the investment grade credit market will fall and therefore that its CDS Contracts will decline in value, or that it will be required to make payments under such Contracts as a protection seller. While conventional debt securities are generally subject to both the credit risk of the issuer of the security and the risk of changes in market interest rates, CDS Contracts effectively isolate and reflect only the credit risk of the debt securities of the Reference Entities. The Fund is also subject to the credit risk of its CDS Contract counterparties and all of the other risks set forth below under "Principal Risk Factors," except for High Yield Risk and Inverse Correlation Risk.

ETSPREADS INVESTMENT GRADE CDS WIDEN FUND
CUSIP: TBD
TRADING SYMBOL: TBD

INVESTMENT OBJECTIVE:
ETSpreads Investment Grade CDS Widen Fund seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the five-year investment grade credit market plus the return on U.S. Treasury bills. The Fund's investment objective may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES:
The ETSpreads Investment Grade CDS Widen Fund achieves its investment grade exposure primarily through CDS Contracts and, under normal market conditions, will enter into CDS Contracts with respect to Reference Entities with investment grade credit ratings with a "notional" or face value of at least 80% of its net assets. The Fund will provide shareholders with at least 60 days' notice of any change in this 80% policy. In order to gain inverse exposure to the high yield credit market, the Fund will normally be a net protection buyer under CDS Contracts, and therefore will be required to make the ongoing payments specified under such contracts that represent the cost of purchasing protection from adverse credit events relating to a Reference Entity.

If the Fund is successful in meeting its objective, its net asset value should generally decrease as the investment grade credit market is rallying (going up), which means that credit quality is improving and differences or "spreads" between the returns on investment grade corporate debt securities generally and the returns on debt securities with comparable maturities that are essentially free of credit risk (such as U.S. Treasury securities) are decreasing or "tightening." Conversely, its net asset value should generally increase as the investment grade credit market is falling (going down), credit quality is deteriorating, and spreads are increasing or "widening."

So that its performance generally tracks the inverse of that of the investment grade credit market, the Fund will typically invest in CDX Contracts, in which the Reference Entities are a pre-determined group of companies, but may invest in CDS Contracts with respect to single Reference Entities or CDS Contracts other than CDX Contracts that are based on baskets of Reference Entities when the Adviser believes that such investments would better enable the Fund to achieve its objective. The Fund generally will be required to provide collateral to CDS Contract counterparties to secure its obligations under CDS Contracts. The collateral required to be provided will generally represent a small portion of a CDS Contract's aggregate notional value. Therefore, and in order to further secure its contractual obligations and to maintain appropriate liquidity to meet redemption requests, the Fund will generally invest in cash or cash equivalent assets ("Cash Investments") at least equal in value to the notional amount of a CDS Contract less the amount that has been provided as collateral. These Cash Investments will typically be U.S. Treasury bills (direct obligations of the U.S. government with maturities of one year of less when they are issued). When investing in U.S. Treasury bills is not practicable, the Fund may also invest in repurchase agreements and money market funds as Cash Investments.

PRINCIPAL RISKS:
The Fund is subject to the risk that the investment grade credit market will rally and therefore that its CDS Contracts will decline in value, or that the payments it is required to make as a protection buyer will exceed any increase in the value of such Contracts. While conventional debt securities are generally subject to both the credit risk of the issuer of the security and the risk of changes in market interest rates, CDS Contracts effectively isolate and reflect only the credit risk of the debt securities of the Reference Entities. The Fund is also subject to the credit risk of its CDS Contract counterparties and all of the other risks set forth below under "Principal Risk Factors," except for High Yield Risk.

                                  CDS CONTRACTS

CDS Contracts are derivative instruments that allow investors to buy and sell protection against default or other adverse credit event with respect to the debt securities of a specific Reference Entity or group of Reference Entities. CDX Contracts are a type of CDS Contract that allow investors to buy and sell protection with respect to a pre-determined group of Reference Entities from various industries, but with similar credit ratings. High Yield CDX Contracts relate to 100 North American companies with below investment grade credit ratings (ratings below BBB and Baa from Standard & Poor's and Moody's, respectively), whose debt obligations are sometimes referred to as "high yield" or "junk" bonds. Investment Grade CDX Contracts relate to 125 North American companies with investment grade credit ratings (ratings of BBB and Baa and above).

In a CDS transaction, the protection buyer agrees to pay the protection seller a set periodic amount for the life of the contract, based on a given notional amount of the contract. This amount will vary depending on the credit quality or perceived credit quality of the Reference Entity or Reference Entities underlying the contract, and has no fixed relationship to its notional value. In addition, if a CDX Contract is entered into after CDX Contracts of the same series have begun to be offered, the protection buyer will make payment to, or receive a payment from, the protection seller to take into account the difference between the current market value of the CDX Contract and the initial value of that CDX Contract.

In exchange for the amount paid, the protection seller agrees to make certain payments in the event of a credit event (such as a default) relating to a Reference Entity. The CDS Contract may call for cash settlement or physical settlement if such a credit event occurs, or may permit the protection buyer to choose either cash or physical settlement. If physically settled, the protection buyer delivers to the protection seller specified securities of the defaulted Reference Entity with a principal amount equal to the original notional value of the CDS Contract (or, in the case of a CDX Contract, the notional amount of the defaulted security that reflects its weighting in the CDX Contract), and the protection seller delivers the face amount of such securities in cash. If the CDS Contract is cash settled, the cash price to be paid to the protection buyer will generally be determined by an auction conducted under protocols published by the International Swap and Derivatives Association, Inc. ("ISDA"). A Fund generally intends to require cash settlement under its CDS Contracts.

The protection buyer is protected against a default by a Reference Entity, and the protection seller takes on the risk of such a default. A Fund acting as a protection seller is buying exposure to the credit risk relating to certain issuers of high yield or investment grade debt securities (and theoretically could suffer a loss of the entire notional value of the CDS Contract) and the related potential to profit from actual or perceived improvements in the creditworthiness of issuers in the relevant debt market. Conversely, a protection buyer pays for protection from such risk and could profit if the prospects of the Reference Entities, or the issuers of high yield or investment grade debt securities generally, decline.

CDS Contracts are privately negotiated arrangements generally entered into between institutional investors. Ownership of a contract cannot be freely transferred without the consent of the other party. Instead, the Funds can dispose of a CDS position by two different means, each of which involves settlement payment by one of the parties. First, the parties can agree to a "termination" (or "tear-up"), under which they agree to terminate the original obligation following payment. Second, a party can enter into a "novation" (or "assignment") with the consent of the counterparty, under which the party transfers its rights and obligations under the CDS Contract to a third party in exchange for a payment. In addition, one party can enter into an offsetting transaction (for example, if the original transaction involved selling protection, the party would buy protection on the same notional amount with the same or a different counterparty), which leaves the original transaction in place but offsets its economic effect. The Adviser generally expects to unwind CDS Contracts through termination or novation rather than offset in order to avoid incurring additional credit exposure to a second counterparty and to avoid the possibility that values of the respective positions will differ, although it may enter into an offsetting transaction if the Adviser believes such a transaction is in the best interest of Fund shareholders. In order to ensure that the Funds will be able to meet requests for redemption of Creation Units, a Fund will only enter into CDS Contracts with counterparties that agree to provide the Fund with a price quote at least once each day at which the Contract could be terminated.

CDS transactions are documented under standard ISDA forms. Specifically, the ISDA Master Agreement provides a set of default terms for derivative transactions. The counterparties also negotiate a "schedule" to the Master Agreement to account for party-specific terms, including those that relate to the relative credit positions of each party, and a separate "Credit Support Annex" under which collateral for the parties' obligations will be provided. The Adviser has entered into ISDA Master Agreements on behalf of the Funds with several of the commercial and investment banks that are market makers in CDS Contracts and expects to add additional counterparties in the future.

In the case of CDX Contracts, a new series of Contract (sometimes with one or more different Reference Entities) is established every six months. However, existing CDX Contracts of the prior series may remain outstanding, and the Funds will typically invest in CDX Contracts having a term of approximately five years (i.e., that require the protection buyer and protection seller to make the payments specified under the CDX Contract for a five year period). In order to achieve performance that corresponds generally with that of the relevant credit market (or the inverse of such performance), each Fund typically will replace the prior five year CDX Contract with the newly issued, or so-called "on-the-run," CDX Contract on the date that it is issued or reasonably soon thereafter.

                             PRINCIPAL RISK FACTORS

Except as noted above, each Fund is subject to the principal risks described below. Additional risks associated with a Fund are discussed below under "Additional Information Regarding Investment Strategies and Risks." These principal risks may adversely affect a Fund's net asset value, trading price, yield, total return and/or its ability to meet its objectives. An investor may lose money investing in any of the Funds. Certain of the risks discussed in this section apply to the ETSpreads High Yield CDS Widen Fund and ETSpreads Investment Grade CDS Widen Fund in an inverse or opposite fashion than they would apply to a more traditional fund.

AGGRESSIVE INVESTMENT TECHNIQUE RISK
A Fund may use investment techniques that may be considered aggressive, particularly entering into CDS Contracts. Such techniques may expose a Fund to potentially dramatic changes (losses or gains) in the value of its portfolio. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in the debt obligations of the Reference Entities, including: 1) the risk that an instrument is temporarily mis-priced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and credit markets will move adversely and the Fund will incur significant losses; and 4) the risk that the Funds will not be able to sell, terminate or adjust its position in CDS Contracts

FIXED INCOME RISK
The market value of debt securities will change in response to such factors as interest rate changes, changes in the effective maturities of the securities, and changes or perceived changes in the credit risk of the issuers of the securities. The prices of the CDS Contracts that are the Funds' principal investment will be sensitive to changes in credit risk and to the difference or "spread" between interests rates for the securities of the Reference Entities and interest rates for fixed income securities essentially free of credit risk, such as U.S. Treasury obligations.

      CREDIT RISK. The debt obligations of the Reference Entities under the CDS Contracts are subject to credit risk, which is the risk that the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. Corporate debt securities are subject to varying degrees of credit risk, which are often reflected in credit ratings, with high yield debt securities being subject to higher credit risk. Credit risk should be less of a factor with respect to the Funds' Cash Investments, although some of those investments may involve some degree of credit risk. The Funds are also subject to credit risk from its counterparties. (See "Counterparty Risk" below.)

      HIGH YIELD RISK. High yield debt securities, commonly known as junk bonds, are rated below investment grade and are considered speculative. The prices of high yield bonds may fluctuate unpredictably and may be particularly sensitive to changes or perceived changes in credit risk. These securities are sensitive to company, political or economic developments and may present increased levels of liquidity risk. High yield debt instruments generally pay higher yields than investment grade securities; however, high yield debt instruments involve greater risk of an issuer's continuing ability to make timely principal and interest payments and involve greater risk of default or bankruptcy of the issuer of the security. Rising interest rates or a downturn in the economy could negatively affect the market for these securities (or derivatives relating to such securities) and reduce market liquidity. If such an issuer is a Reference Entity and is in default of its principal and interest payments, a protection seller under a CDS Contract relating to such Reference Entity may lose the entire notional value represented by that issuer under the Contract.

OTHER CDS CONTRACT RISKS

      COUNTERPARTY RISK. Each Fund will be subject to credit risk with respect to the counterparties to financial instruments entered into by that Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of an investor's investment in Shares of a Fund may decline.

More specifically, CDS Contracts, including CDX Contracts, are traded in the "over-the-counter" or "inter-dealer" markets which are typically not subject to credit evaluation and regulatory oversight. This exposes a Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions whether due to a dispute (whether or not bona fide) over the terms of the contract or due to a credit or liquidity problem of the counterparty, thus causing the Fund to suffer a loss. Although the Adviser will evaluate the creditworthiness of the Funds' counterparties and will enter into CDS Contracts with only those counterparties that it deems creditworthy, there can be no guarantee that its evaluations will be correct. Such "counterparty risk" is accentuated for contracts with longer maturities where there is a greater likelihood that events may intervene to prevent settlement. In addition, while each Fund intends to require each counterparty to provide collateral to cover all of the counterparty's estimated potential payment obligations to the Fund if that counterparty's CDS Contracts with the Fund were to be terminated, such collateral may not be provided when required or may not be in an amount necessary to cover the actual payment obligations of the counterparty on termination of the CDS Contracts. The receipt of collateral from a counterparty may reduce, but it will not eliminate, counterparty risk.

In the event of a counterparty default, the Fund will have the right to terminate the contract upon notice to the counterparty. The Fund will be exposed to market risk from the date for which the counterparty last posted collateral to the contract termination date. The Fund will lose an amount equal to the amount owed to it by the counterparty minus the value of the posted collateral.

Finally, a Fund may use a small number of counterparties, in which case the Fund's risk would be more concentrated in those counterparties than would have been the case if it used a larger number of counterparties.

      LIQUIDITY RISK. There can be no assurance that liquidity will exist in the market for CDS Contracts at any time in the future. While the Funds have entered into agreements allowing them to terminate CDS Contracts at any time, a counterparty may not meet its contractual commitment to pay the Funds the amounts due upon termination, or be willing to otherwise unwind, novate or terminate a CDS transaction under terms acceptable to the Fund. A counterparty is under no obligation to agree to a novation of a CDS Contract, as the counterparty may choose not to establish a contractual relationship with a third party. Therefore, the Fund, as a party to a CDS Contract, may need to hold its position in the contract for an indefinite period of time or until it terminates in accordance with its terms.

      RISKS RELATING TO SETTLEMENT OF CREDIT EVENTS. The auction process that takes place after a credit event occurs under a cash-settled CDS Contract may fail to determine a final cash settlement price due to insufficient bids or other reasons. In these cases, physical settlement may still be necessary notwithstanding the terms of the CDS Contract.

While the Fund intends that its CDS Contracts generally require cash settlement, if physical settlement is called for under a CDS Contract or becomes necessary as a result of a failed auction, a Fund acting as a protection buyer will need to purchase the securities of the affected Reference Entity upon the occurrence of a credit event in order to deliver it and obtain par value payment or an equivalent cash value. An active market may not exist in such securities. As a result, the Fund's ability to maximize returns or minimize losses on its CDS Contracts may be impaired.

      DOCUMENTATION RISK. The vast majority of CDS transactions are executed under ISDA documentation. The Adviser has entered into ISDA Master Agreements on behalf of the Funds with several counterparties and intends to add additional counterparties in the future. There can be no assurance that the ISDA documentation among the counterparties will be uniform and on comparable terms. Therefore, depending on the counterparty to a specific transaction, the applicable Fund may be subject to better or more onerous terms. Additionally, if a Fund offsets a CDS Contract position by entering into an offsetting transaction, the two transactions may be subject to different ISDA terms, creating risk that the amounts due on early termination will not match or that only one of the transactions will terminate.

      NO RIGHTS WITH RESPECT TO REFERENCE ENTITY. Participation in a CDS Contract does not constitute a purchase or other acquisition or assignment of any interest in any obligation of any Reference Entity. The parties to the CDS Contract will have no recourse against any Reference Entity under such Contract and will have no rights to enforce directly compliance by any Reference Entity with the terms of its obligations, no voting rights with respect to any Reference Entity, and no security interest in any obligation of a Reference Entity.

      EVOLVING NATURE OF THE CDS CONTRACT MARKETS. The CDS Contract markets are continuously evolving and the definitions and terms of CDS Contracts are subject to interpretation and further evolution. There can be no assurance that changes to the markets or the contractual definitions and terms applicable will be predictable. Amendments to standard ISDA documentation will apply to an outstanding CDS transaction only if the contract is amended. The Funds are subject to the risk that contractual definition and terms could be interpreted in a manner that would be adverse to them or that the credit derivatives market generally may evolve in a manner that would be adverse to them.

LACK OF GOVERNMENT INSURANCE OR GUARANTEE
An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

LACK OF MARKET LIQUIDITY FOR SHARES
Although shares of the Funds described in this Prospectus are listed for trading on a national securities exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. There can be no assurance that the requirements necessary to maintain the listing of the shares of any Fund will continue to be met or will remain unchanged. Additionally, secondary market trading in Fund shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in Fund shares is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules.

SHARES OF THE FUNDS MAY TRADE AT PRICES BELOW NET ASSET VALUE
Shares of the Funds may trade at, above or below their net asset value or "NAV." The per share net asset value of each Fund will fluctuate with changes in the market value of such Fund's holdings. The trading prices of a Fund's shares will reflect market supply and demand for shares, and therefore may not track net asset value closely.

MANAGEMENT RISK
Each Fund is subject to management risk, which is the risk that the Adviser's investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because CDS Contract differ from securities more typically invested in by other mutual funds and exchange-traded funds, the expertise and effort required of the Adviser in order to track the Funds' Underlying Index differs from the expertise and effort required of the managers of typical funds. The Funds' portfolio managers do not have experience managing investment companies or portfolios similar to the Funds. No assurance can be given that the trading systems and strategies utilized by the Adviser including, without limitation, the investment strategy of the Adviser, will prove successful under all or any market conditions.

MARKET RISK
Each Fund is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. The market price of investments held by a Fund may go down, sometimes rapidly or unpredictably. The value of an investment may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Because the Funds attempt to track the performance of credit markets generally, the Funds' investments in CDS Contracts will generally be made without regard to market conditions, trends or direction, and the Adviser will not take temporary defensive positions.

INVERSE FUND RISK
Where a Fund's investment objective involves seeking investment results that correspond generally to the inverse (opposite) of the total return of the high yield or investment grade credit market, the Fund will generally lose value as the relevant market is rallying (gaining value). This result is the opposite of traditional fixed income mutual funds, and certain of the risks discussed in this Prospectus apply to those Funds in an inverse or opposite fashion than they would apply to a traditional fixed income mutual fund.

CONCENTRATION RISK/STRUCTURAL RISK
The concentration of the Funds in one particular market sector (the high yield debt or "junk bond" sector or the investment grade debt sector) subjects them to a greater degree of risk with respect to defaults within that sector or, in the case of the High Yield CDS Widen Fund and Investment Grade CDS Widen Fund, an absence of defaults in the corresponding sector.

NON-DIVERSIFICATION RISK
The Funds are classified as "non-diversified" under the federal securities laws. Each Fund has the ability to concentrate a relatively high percentage of its investments in the securities of a small number of issuers or in contracts with a small number of counterparties, if the Adviser determines that doing so is the most efficient means of meeting its investment objective. This would make the performance of the Fund more susceptible to a single economic, political or regulatory event than a more diversified fund might be.

FREQUENT TRADING RISK
Each Fund's strategy involves buying and selling CDS Contracts frequently to maintain exposure to only "on-the-run" Contracts. Consequently, each Fund is expected to have relatively high "portfolio turnover," generally in excess of 100%. The frequent purchases and sales may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Frequent trading risk may cause the Fund's performance to be less than expected.

A significant portion of a Fund's assets may come from investors who engage in strategic and tactical asset allocation involving frequent trading of Fund shares to take advantage of anticipated changes in market conditions. While such frequent trading will generally occur in secondary market transactions that do not affect the Funds, such trading may also result in frequent creations and redemptions of Creation Units, which may cause the Funds to buy and sell portfolio securities (e.g., revise their CDS Contract exposure), and thereby increase the Funds' trading. In addition, large movements of assets into and out of a Fund may negatively impact the Fund's ability to achieve its investment objective.

TAX RISK
The goal of the Adviser is to manage the Funds to satisfy the requirements for "regulated investment company" status under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), and the Adviser expects that the Funds will satisfy such requirements. However, there can be no assurance that this goal will be achieved for each of the Funds' taxable years. As noted above, the Funds currently intend to gain exposure to the high yield and investment grade credit markets primarily by entering into CDS Contracts. The treatment of these derivatives under tests applied in determining qualification as a regulated investment company under the Code is uncertain. The Funds have not obtained an opinion of counsel and there is no definitive guidance concerning the proper treatment of CDS Contracts under the Code provisions relating to qualification as a regulated investment company. If a Fund failed to qualify as a regulated investment company in any year, it would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders at ordinary rates to the extent of the Fund's current and accumulated earnings and profits, subject to the potential application of the dividends received deduction in the case of corporate investors and the lower rates on certain qualified dividend income in the case of individual investors. The result of a Fund's failure to qualify under Subchapter M would be a reduction in investors' returns.

VALUATION RISK
During periods of reduced market liquidity or in the absence of readily available market quotations for securities in a Fund's portfolio, the ability of the Fund to value its securities becomes more difficult and the judgment of the Adviser (through fair value procedures adopted by the Trustees) may play a greater role in the valuation of the Fund's securities due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value to such securities.

                             PERFORMANCE INFORMATION

Performance information is not available because the Funds are new.

                                FEES AND EXPENSES

HIGH YIELD CDS TIGHTEN FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will buy and sell shares of the Fund through brokers, and will pay brokerage commissions to their broker when buying or selling shares. No such commissions are reflected in the table below, although the transaction fees paid by large investors when purchasing or redeeming Creation Units are:

      SHAREHOLDER FEES
      (fees paid directly from an investment)
      Creation Transaction Fee(1)                                         $500
      Redemption Transaction Fee(1)                                       $500

      ANNUAL FUND OPERATING EXPENSES
      (expenses that are deducted from the Fund's assets)(2)
      Management Fees                                                    0.49%
      Distribution and Service (12b-1) Fees                               None
      Other Expenses(3)                                                  0.00%
      TOTAL ANNUAL FUND OPERATING EXPENSES                               0.49%

(1) Per day on which Creation Units are purchased or redeemed, regardless of the number of Creation Units. See the Transaction Fees section below.
(2) Expressed as a percentage of average net assets on an annual basis.
(3) Other Expenses are based on estimated amounts for the Fund's current fiscal year. Trust's Investment Advisory Agreement provides that the Adviser will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimisany brokerage expenses, future distribution fees or expenses and extraordinary expenses.

EXAMPLES
These Examples are intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The first Example assumes that you invest $10,000 in the Fund for the time periods indicated, while the second assumes a $3 million Creation Unit investment for the same time periods. Both examples assume that you sell all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

$10,000 INVESTMENT
1 YEAR: TBD
3 YEARS: TBD

$3,000,000 INVESTMENT
1 YEAR: TBD
3 YEARS: TBD

HIGH YIELD CDS WIDEN FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will buy and sell shares of the Fund through brokers, and will pay brokerage commissions to their broker when buying or selling shares. No such commissions are reflected in the table below, although the transaction fees paid by large investors when purchasing or redeeming Creation Units are:

      SHAREHOLDER FEES
      (fees paid directly from an investment)
      Creation Transaction Fee(1)                                         $500
      Redemption Transaction Fee(1)                                       $500

      ANNUAL FUND OPERATING EXPENSES
      (expenses that are deducted from the Fund's assets)(2)
      Management Fees                                                    0.49%
      Distribution and Service (12b-1) Fees                               None
      Other Expenses(3)                                                  0.00%
      TOTAL ANNUAL FUND OPERATING EXPENSES                               0.49%

(1) Per day on which Creation Units are purchased or redeemed, regardless of the number of Creation Units. See the Transaction Fees section below.
(2) Expressed as a percentage of average net assets on an annual basis.
(3) Other Expenses are based on estimated amounts for the Fund's current fiscal year. Trust's Investment Advisory Agreement provides that the Adviser will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis brokerage expenses, future distribution fees or expenses and extraordinary expenses.

EXAMPLES
These Examples are intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The first Example assumes that you invest $10,000 in the Fund for the time periods indicated, while the second assumes a $3 million Creation Unit investment for the same time periods. Both examples assume that you sell all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

$10,000 INVESTMENT
1 YEAR: TBD
3 YEARS: TBD

$3,000,000 INVESTMENT
1 YEAR: TBD
3 YEARS: TBD

INVESTMENT GRADE CDS TIGHTEN FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will buy and sell shares of the Fund through brokers, and will pay brokerage commissions to their broker when buying or selling shares. No such commissions are reflected in the table below, although the transaction fees paid by large investors when purchasing or redeeming Creation Units are:

      SHAREHOLDER FEES
      (fees paid directly from an investment)
      Creation Transaction Fee(1)                                         $500
      Redemption Transaction Fee(1)                                       $500

      ANNUAL FUND OPERATING EXPENSES
      (expenses that are deducted from the Fund's assets)(2)
      Management Fees                                                    0.49%
      Distribution and Service (12b-1) Fees                               None
      Other Expenses(3)                                                  0.00%
      TOTAL ANNUAL FUND OPERATING EXPENSES                               0.49%

(1) Per day on which Creation Units are purchased or redeemed, regardless of the number of Creation Units. See the Transaction Fees section below.
(2) Expressed as a percentage of average net assets on an annual basis.
(3) Other Expenses are based on estimated amounts for the Fund's current fiscal year.The Trust's Investment Advisory Agreement provides that the Adviser will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimisany brokerage expenses, future distribution fees or expenses and extraordinary expenses.

EXAMPLES
These Examples are intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The first Example assumes that you invest $10,000 in the Fund for the time periods indicated, while the second assumes a $3 million Creation Unit investment for the same time periods. Both examples assume that you sell all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

$10,000 INVESTMENT
1 YEAR: TBD
3 YEARS: TBD

$3,000,000 INVESTMENT
1 YEAR: TBD
3 YEARS: TBD

INVESTMENT GRADE CDS WIDEN FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will buy and sell shares of the Fund through brokers, and will pay brokerage commissions to their broker when buying or selling shares. No such commissions are reflected in the table below, although the transaction fees paid by large investors when purchasing or redeeming Creation Units are:

      SHAREHOLDER FEES
      (fees paid directly from an investment)
      Creation Transaction Fee(1)                                         $500
      Redemption Transaction Fee(1)                                       $500

      ANNUAL FUND OPERATING EXPENSES
      (expenses that are deducted from the Fund's assets)(2)
      Management Fees                                                    0.49%
      Distribution and Service (12b-1) Fees                               None
      Other Expenses(3)                                                  0.00%
      TOTAL ANNUAL FUND OPERATING EXPENSES                               0.49%

(1) Per day on which Creation Units are purchased or redeemed, regardless of the number of Creation Units. See the Transaction Fees section below.
(2) Expressed as a percentage of average net assets on an annual basis.
(3) Other Expenses are based on estimated amounts for the Fund's current fiscal year.The Trust's Investment Advisory Agreement provides that the Adviser will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimisany brokerage expenses, future distribution fees or expenses and extraordinary expenses.

EXAMPLES
These Examples are intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The first Example assumes that you invest $10,000 in the Fund for the time periods indicated, while the second assumes a $3 million Creation Unit investment for the same time periods. Both examples assume that you sell all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

$10,000 INVESTMENT
1 YEAR: TBD
3 YEARS: TBD

$3,000,000 INVESTMENT
1 YEAR: TBD
3 YEARS: TBD

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
Each Fund issues and redeems shares at net asset value only in blocks of 100,000 shares or multiples of 100,000 shares. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. The value of a Creation Unit of each Fund as of _________, 2008, the date the Funds commenced operations, was $3,000,000. An investor who holds Creation Units will pay the annual fund operating expenses described in the tables above, and an investor who wishes to purchase or redeem Creation Units at net asset value would also pay a standard transaction fee of $500 on the date of such transaction, regardless of the number of Creation Units purchased or redeemed that day. (See the Transaction Fees section below.)

        ADDITIONAL INFORMATION REGARDING INVESTMENT STRATEGIES AND RISKS

In addition to investing in CDS Contracts and Cash Investments, the Adviser may seek to achieve the Fund's investment objective by investing in: interest rate swaps; futures contracts; and/or other financial instruments. None of these investments will be principal strategies of the Funds. Additional information about these investments is included in the Funds' Statement of Additional Information ("SAI").

OTHER INVESTMENT COMPANIES (MONEY MARKET FUNDS)
Investing in other investment companies involves substantially the same risks as investing directly in the instruments held by the investment company, but may involve additional expenses at the investment company level, such as investment advisory fees and operating expenses.

INTEREST RATE RISK
During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. CDS Contracts generally do not involve interest rate risk, and the short-term nature of the Funds' Cash Investments should mean that they are subject to no more than a minimal level of such risk.

EARLY CLOSING RISK
The normal close of trading in CDS Contracts is 5:00 p.m. (EST). Unanticipated early closings by the dealer banks may result in a Fund being unable to sell or buy CDS Contracts on that day. If a dealer bank closes early on a day when an Fund needs to execute a high volume of securities trades late in the trading day, the Fund may incur substantial trading losses.

                         PORTFOLIO HOLDINGS INFORMATION

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the SAI.

                               PORTFOLIO TURNOVER

Portfolio turnover is a measure of the level of trading in portfolio securities by the Funds, calculated by dividing the lesser of the amount of securities purchased or sold during a given period by the monthly average of the market value of the Fund's portfolio securities during the period. In light of the Funds' objectives of seeking results that correspond generally to the performance of a particular credit market (or its inverse) and the fact that new series of CDS Contracts are issued every six months, it is expected that the Funds will engage in relatively frequent trading of CDS Contracts and have portfolio turnover rates in excess of 100%. Frequent trading generally will result in greater transaction costs borne by a Fund. Although no specific commission or other transaction charge is assessed when a CDS Contract is entered into, transaction costs may be embedded in the terms of the Contract. Frequent trading may also cause the Funds to realize higher amounts of investment gain subject to the payment of taxes by shareholders. Significant amounts of the Funds' distributions of realized gains likely will be short-term capital gains, taxable to you at ordinary income rates.

                                   MANAGEMENT

INVESTMENT ADVISER
The Adviser is ETSpreads, LLC, 44 Montgomery Street, Suite 2100, San Francisco, CA 94104. The Adviser was formed in 2008 for the purpose of serving as investment adviser to the Funds, and that is currently its sole business activity. CCM Partners, LP ("CCM"), an affiliate of the Adviser, managed $____ million in investment company assets as of _______, 2008 and has been managing investment company portfolios since 1985. The investment company portfolios for which this affiliate acts as investment adviser are mutual funds that are not operated as ETFs.

The Adviser is responsible for managing the portfolios and administrative requirements of the Funds. As compensation for managing the Funds, the Adviser receives a management fee from each Fund that is based on an annual percentage rate of the Fund's average daily net assets, as shown in the following table:

--------------------------------------------------------------------------------
NAME OF FUND                                                   MANAGEMENT FEE
--------------------------------------------------------------------------------
ETSpreads High Yield CDS Tighten Fund                               0.49%
--------------------------------------------------------------------------------
ETSpreads High Yield CDS Widen Fund                                 0.49%
--------------------------------------------------------------------------------
ETSpreads Investment Grade CDS Tighten Fund                         0.49%
--------------------------------------------------------------------------------
ETSpreads Investment Grade CDS Widen Fund                           0.49%
--------------------------------------------------------------------------------

A discussion regarding the basis for the Board of Trustees' approval of the Investment Advisory Agreement between the Adviser and the Trust with respect to each Fund will be available in the Funds' semi-annual report to shareholders for the period from commencement of operations until February 28, 2009, which will be sent to shareholders in late April, 2009.

PORTFOLIO MANAGERS
William P. Mock, who rejoined CCM as Project Manager in 2007 and is a member of the Adviser, is the lead member of the portfolio management team for the Funds. Mr. Mock was the head trader for TKI Capital Management, an investment adviser to a convertible arbitrage hedge fund, from 2003-2006. From 2001 to 2003 Mr. Mock was a portfolio manager at CCM, where he served as the portfolio manager or co-portfolio manager for a number of fixed income funds. Prior to originally joining CCM in 2001, he gained investment and trading experience at Societe Generale and Citibank, N.A.. He holds an engineering degree from Kansas State University and is an honors graduate of the University of Chicago Graduate School of Business MBA Program, with an emphasis in finance.

Steve Rogers serves as a member of the portfolio management team for the Funds. Mr. Rogers currently also serves as the portfolio manager or co-portfolio manager for a number of equity and fixed income funds advised by CCM. He joined CCM Partners in 1993 and serves as Chief Executive Officer of CCM Partners. Mr. Rogers graduated from the University of Iowa in 1988 and earned his MBA from the University of California at Berkeley in 2000.

Matthew T. Clark, who rejoined CCM as Project Manager in 2007 and is a member of the Adviser, serves as a member of the portfolio management team for the Funds. Mr. Clark served as a managing member of Ten Lakes Ventures, LLC, from 2003-2007. From 1999 - 2005, Mr. Clark served in various roles at CCM, including Operations Manager, Accounting and Compliance Officer, Chief Compliance Officer and Chief Operations Officer. He holds a Bachelor of Science degree with an emphasis in Finance from the University of Colorado.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
[            ] ("TBD") serves as administrator, custodian and transfer agent for
the Funds. Its principal address is [                ]. Under the Administration
Agreement with the Trust, TBD performs certain administrative and accounting services for the Funds and prepares certain SEC reports on behalf of the Trust and the Funds. In addition, TBD makes available the office space, equipment, personnel and facilities required to provide such services. Also under the Administration Agreement, TBD acts as transfer agent for each Fund's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. Under the Custodian Agreement with the Trust, TBD maintains in separate accounts cash, securities and other assets of each Fund, keeps all necessary accounts and records, and provides other services. TBD is required, upon the order of the Trust, to deliver securities held by TBD and to make payments for securities purchased by the Trust for each Fund. As compensation for the foregoing services, TBD receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly by the Adviser out of its management fee.

                            SHAREHOLDER INFORMATION

Additional shareholder information, including how to buy and sell shares of any Fund, is available free of charge by calling toll-free: 1-800-225-8778 or visiting our website at http://www.etspreads.com.

BUYING AND SELLING SHARES
Shares of the Funds trade on the NYSE Arca during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. There is no minimum investment. Shares are generally purchased and sold in "round lots" of 100 shares, but investors can purchase or sell shares in "odd-lots" as small as a single share at no share price differential. When buying or selling shares of the Funds through a broker, you will incur customary brokerage commissions and charges.

Shares of the Funds may be acquired from or redeemed directly by the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section. Once created, shares of the Funds generally trade in the secondary market in amounts less than a Creation Unit.

The Board of Trustees has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares ("frequent trading"), including frequent trading that attempts to take advantage of potential arbitrage opportunities presented by changes in the value of a Fund's portfolio securities during the time period between the close of the primary markets for such portfolio securities and the reflection of those changes in the Fund's net asset value. Each Fund sells and redeems its shares directly through cash transactions, with a deadline for placing transaction orders that is prior to the close of the primary markets for the Fund's portfolio securities. In addition, frequent trading of Fund shares on the NYSE Arca will not affect the Funds' cash flows, and therefore will have little potential to affect the ongoing management of the Funds or their ability to track the performance of the Underlying Index.

Shares of the Funds trade under the trading symbols listed for each Fund in the description section of each respective Fund.

The NYSE Arca is generally open Monday through Friday and is closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, Creation Units will be available for purchase and redemption, and each Fund's net asset value will be calculated, only on days that (i) the government securities markets in the United States,
(ii) the Funds' custodian (the "Custodian") and (iii) the New York Stock Exchange and the NYSE Arca are open for business. Therefore, shares of the Funds will be available for trading on the NYSE Arca on certain federal holidays when the U.S. government securities markets are closed (as recommended by the Security Industry and Financial Markets Association), currently Columbus Day and Veterans' Day, but Creation Units will not be sold and redeemed and each Fund's net asset value will not be calculated on those days.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of the Funds. Registered Investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

BOOK ENTRY
Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding shares of each Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other bonds that you hold in book entry or "street name" form.

SHARE PRICES
The trading prices of shares in the secondary market may differ in varying degrees from their daily net asset values and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which the Fund is listed or by other information providers, such as Bloomberg. This approximate value should not be viewed as a "real-time" update of the net asset value, because the approximate value may not be calculated in the same manner as the net asset value, which is computed once a day. The approximate value is determined using publicly available data regarding the prices of CDS Contracts, U.S. Treasury bills and other investments in a Fund's portfolio. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

DETERMINATION OF NET ASSET VALUE
The Custodian calculates the net asset value per share for each Fund as of the close of regular trading on the NYSE Arca (normally 4:00 p.m. Eastern time) on each day that (i) the Government Securities markets in the United States, (ii) the Custodian, and (iii) the New York Stock Exchange and the NYSE Arca are open for business. The net asset value per share of each Fund is calculated by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent. In calculating a Fund's net asset value, a Fund's investments are generally valued using market valuations. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees.

The use of fair value pricing may be appropriate if, for example, (i) market quotations do not accurately reflect the fair value of an investment; (ii) an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. Valuing a Fund's investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

DIVIDENDS AND DISTRIBUTIONS
Each Fund earns interest and other income from its investments in Treasury bills, CDS Contracts and other instruments, and distributes this income (less expenses) to shareholders as dividends at least quarterly. In addition, each Fund may realize short-term and long-term capital gains on the sale or other disposition of its investments. Each Fund will distribute its net realized long-term and short-term capital gains, if any, to investors annually. Fund distributions are expected to consist primarily of dividends from net investment income.

TAXES
As with any investment, you should consider the tax consequences of your investment in shares of the Funds. The tax information in this Prospectus is provided as general information. You should consult your own tax advisor about the tax consequences of an investment in shares of the Funds.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

o     A Fund makes distributions, and
o     You sell shares of a Fund.

Taxes on Distributions
----------------------
Distributions from a Fund's net investment income and from a Fund's net short-term capital gains, if any, are taxable to you as ordinary income. Distributions by a Fund of net long-term capital gains, if any, in excess of net short-term capital losses, are taxable as long-term capital gains, regardless of how long you have held your shares in the Fund. As noted above in the section entitled "Dividends and Distributions," dividends from net investment income are expected to make up most of the Funds' distributions.

Dividends will be taxed to individual shareholders at rates higher than distributions of long-term capital gains, which are currently taxed at a maximum rate of 15 percent for individuals. Distributions from the Funds are not expected to qualify for the maximum 15 percent tax rate on certain qualified dividend income or to qualify for the dividends received deduction for corporate investors.

In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, a Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. A statutory provision under which distributions constituting "interest-related dividends" or "short-term capital gain dividends" were not subject to U.S. withholding tax recently expired and will not apply unless reenacted by Congress.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes When Shares are Sold or Redeemed
--------------------------------------
Currently, any capital gain or loss realized upon a sale or redemption of shares generally is treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Furthermore, the foregoing discussion assumes that the Funds will qualify as regulated investment companies under the Code for each of their taxable years. As discussed above under "Principal Risk Factors Common to the Funds - Tax Risk," it is not certain that the Funds will so qualify.

CREATIONS AND REDEMPTIONS
The shares that trade in the secondary market are "created" at net asset value by market makers, large investors and institutions only in block-size Creation Units, each of which consists of 100,000 shares or multiples thereof. Each "creator" enters into an authorized participant agreement (a "Participant Agreement") with ALPS Distributors, Inc., the Funds' distributor. The Funds only accept cash to purchase Creation Units.

Similarly, shares can only be redeemed in a specified number of Creation Shares. Except when aggregated in Creation Units, shares are not redeemable. A creation or redemption order must be received in a form described in the Participant Agreement by 2:00 p.m. Eastern time in order to receive that day's closing net asset value per share. Redemption proceeds will be paid in cash.

Creations and redemptions must be made through a firm that is a DTC participant and has the ability to clear through the Federal Reserve System. Information about the procedures regarding creation and redemption of Creation Shares (including the cut-off times for receipt of creation and redemption orders) is included in the SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a "distribution," as such term is used in the
Securities   Act  of  1933  (the   "Securities   Act"),   may  be   occurring.
Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not "underwriters," but are participating in a distribution (as contrasted to ordinary secondary market transactions), and thus dealing with shares that are part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by
Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

Transaction Fees
----------------
Each Fund may impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. The standard creation and redemption transaction fees for the Funds are discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates Creation Units. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. The Adviser may from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Unit redeemed that day. Investors who use the services of a broker or other such intermediary may pay fees for such services.

The following table shows, as of ______, 2008, the approximate value of one Creation Unit per Fund and the standard creation and redemption transaction fee.

------------------------------------------------------------------------------------------------
             NAME OF FUND                         APPROXIMATE VALUE OF           STANDARD
                                                    A CREATION UNIT         CREATION/REDEMPTION
                                                                              TRANSACTION FEE
------------------------------------------------------------------------------------------------
ETSpreads High Yield CDS Tighten Fund                 $3,000,000                   $500
------------------------------------------------------------------------------------------------
ETSpreads High Yield CDS Widen Fund                   $3,000,000                   $500
------------------------------------------------------------------------------------------------
ETSpreads Investment Grade CDS Tighten Fund           $3,000,000                   $500
------------------------------------------------------------------------------------------------
ETSpreads Investment Grade CDS Widen Fund             $3,000,000                   $500
------------------------------------------------------------------------------------------------

                                  DISTRIBUTION

ALPS Distributors, Inc. (the "Distributor") is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "Exchange Act"). The Distributor acts on an agency basis and is the "principal underwriter" for the Trust in connection with the issuance of Creation Units of each Fund. The Distributor is not an affiliated person of the Trust or the Adviser.

All orders to purchase Creation Shares for each Index Fund must be placed with the Distributor by or through an entity that has entered into a Participant Agreement with the Distributor, and it is the responsibility of the Distributor to transmit such orders to the relevant Fund. The Distributor furnishes to those placing such orders confirmation that the orders have been accepted, but the Distributor may reject any order that is not submitted in proper form (i.e., where all required information has not been provided to the Distributor or the procedures for submitting orders set forth in the Participant Agreement have not been followed).

The Distributor is also responsible for delivering the Prospectus to those persons creating Creation Units and for maintaining records of both the orders placed with it and the confirmations of acceptance furnished by it. In addition, the Distributor will maintain a record of the instructions given to the relevant Fund to implement the delivery of Creation Units.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

                                   DISCLAIMER

EXCHANGE. [obtain from Exchange]

TO LEARN MORE

This Prospectus contains important information on the Funds and should be read and kept for future reference. You can also get more information from the following sources:

ANNUAL AND SEMI-ANNUAL REPORTS

These are automatically mailed to all shareholders without charge. In the Annual Report, you will find a discussion of market conditions and investment strategies that significantly affected each Fund's performance during its most recent fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

This includes more details about the Funds, including a detailed discussion of the risks associated with the various investments. The SAI is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of the Prospectus.

You may obtain a copy of these  documents free of charge by calling the Funds at
(800) 225-8778, by accessing the Funds' website at www.etspreads.com, or by emailing the Funds at info@etspreads.com. These documents and other information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds is also available on the EDGAR Database on the SEC's Internet Site at www.sec.gov, and copies of this information may be obtained by contacting the SEC at the address noted below or via e-mail at publicinfo@sec.gov. The SEC may charge you a duplication fee.

EXCHANGE TRADED SPREADS TRUST
P.O. BOX [      ]
SAN FRANCISCO, CA 94104-0387
(800) 225-8778
www.etspreads.com

Securities and Exchange Commission
Washington, DC 20549-0102

SEC File Number 811-22177

The Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution or government entity such as the Federal Deposit Insurance Corporation (FDIC).

                          EXCHANGE TRADED SPREADS TRUST
                         ETSPREADS EXCHANGE TRADED FUNDS

             STATEMENT OF ADDITIONAL INFORMATION - _______ __, 2008


The Exchange Traded Spreads Trust (the "Trust") is an open-end management investment company presently consisting of four separate series. This Statement of Additional Information ("SAI") relates to all of those series: the ETSpreads High Yield CDS Tighten Fund, the ETSpreads High Yield CDS Widen Fund, the ETSpreads Investment Grade CDS Tighten Fund, and the ETSpreads Investment Grade CDS Widen Fund (each, a "Fund" and collectively, the "Funds").

The Prospectus for the Funds dated _________, 2008, as may be amended and/or supplemented from time to time, provides the basic information you should know before investing in a Fund, and may be obtained without charge from the Funds at the above address. This Statement of Additional Information is not a prospectus. This Statement of Additional Information is intended to provide you with additional information regarding the activities and operations of the Trust and each Fund, and should be read in conjunction with the Prospectus.

CONTENTS                                                                    Page
                                                                            ----
About the Exchange Traded Spreads Trust                                      TBD
About the ETSpreads Exchange Traded Funds                                    TBD
Investments and Risks                                                        TBD
Investment Restrictions                                                      TBD
Disclosure of Portfolio Holdings                                             TBD
Trustees and Officers                                                        TBD
Investment Management and Other Services                                     TBD
Policies Regarding Broker-Dealers Used for Portfolio Transactions            TBD
Additional Information Regarding Purchases, Redemptions and Trading
  of Fund Shares                                                             TBD
Taxation                                                                     TBD
Dividends and Distributions                                                  TBD
Principal Holders of Securities                                              TBD
Miscellaneous Information                                                    TBD
Financial Statements                                                         TBD
Appendix                                                                     TBD

ABOUT THE EXCHANGE TRADED SPREADS TRUST

The  Trust  issues  its  shares  of  beneficial  interest  with no par  value in different series, each of which constitutes a Fund. Shares of each Fund represent equal proportionate interest in the assets of that Fund only, and have identical voting, dividend, redemption, liquidation and other rights. Shareholders have no preemptive or other right to subscribe to any additional shares. The Trust was organized as a Delaware statutory trust on January 17, 2008. Currently, the Trust has four Funds, each of which maintains an entirely separate investment portfolio. The ETSpreads High Yield CDS Tighten Fund and the ETSpreads High Yield CDS Widen Fund are referred to herein collectively as the "HY Funds," and the ETSpreads Investment Grade CDS Tighten Fund and the ETSpreads Investment Grade CDS Widen Fund are referred to herein collectively as the "IG Funds." These Funds commenced operations as of the date of this SAI.

The Trust is not required, nor does it intend, to hold annual shareholder meetings. However, the Trust may hold special meetings for a specific Fund or for the Trust as a whole for purposes such as electing Trustees, changing fundamental policies, or approving an investment management agreement. You have equal rights as to voting and to vote separately by Fund as to issues affecting only your Fund (such as changes in fundamental investment policies and objectives). Your voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they choose to do so, elect all of the Trustees. Meetings of shareholders may be called by the Trustees in their discretion or upon demand of the holders of 10% or more of the outstanding shares of any fund for the purpose of electing or removing Trustees.

ABOUT THE ETSPREADS EXCHANGE TRADED FUNDS

Each Fund has an investment objective of seeking to provide investment results that correspond generally, before fees and expenses, to the performance (or the inverse of such performance) of a particular five-year credit market plus the return on U.S. Treasury bills. The investment objective of each Fund is non-fundamental and may be changed without the consent of the holders of a majority of that Fund's outstanding shares. More specifically, each Fund's investment objective is as follows:

      o ETSpreads High Yield CDS Tighten Fund seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the five-year high yield credit market plus the return on U.S. Treasury bills.
      o ETSpreads High Yield CDS Widen Fund seeks to provide investment results that correspond generally, before fees and expenses, to the inverse of the price and yield performance of the five-year high yield credit market plus the return on U.S. Treasury bills.
      o ETSpreads Investment Grade CDS Tighten Fund seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the five-year investment grade credit market plus the return on U.S. Treasury bills.
      o ETSpreads Investment Grade CDS Widen Fund seeks to provide investment results that correspond generally, before fees and expenses, to the inverse of the performance of the five-year investment grade credit market plus the return on U.S. Treasury bills.

Each Fund achieves its credit market exposure primarily by entering into credit default swap contracts ("CDS Contracts") and, under normal market conditions, will enter into CDS Contracts with respect to Reference Entities with investment grade (in the case of the IG Funds) or below investment grade (in the case of the HY Funds) credit ratings with a notional or face value of at least 80% of its net assets. Normally, such CDS Contracts will include contracts known as "CDX Contracts." A CDX Contract relates to a large group of Reference Entities.

Each Fund issues and redeems shares on a continuous basis at their net asset value ("NAV") only in blocks of 100,000 shares, or multiples thereof, with each such block referred to as a "Creation Unit." Creation Units of a Fund are issued and redeemed only for cash payment. As a practical matter, only institutions or large investors are expected to purchase or redeem Creation Units.

Once created, shares of a Fund will be listed for trading in the secondary market on the NYSE Arca Exchange ("NYSE Arca" or the "Exchange") in amounts less than a Creation Unit. Market prices for a Fund's shares may be different from its NAV. For a more detailed discussion, see the "Additional Information Regarding Purchase, Redemptions and Trading of Fund Shares" section herein. As in the case of other publicly traded securities, brokers' commissions on transactions will be based on negotiated commission rates at customary levels. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES OF EACH FUND ARE NOT REDEEMABLE SECURITIES.

The Trust reserves the right to adjust the share prices of Fund shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through share splits or reverse share splits, which would have no effect on the net assets of the applicable Fund.

INVESTMENTS AND RISKS

Below is a list of various types of investments that may be made by each Fund and certain "special considerations" with respect to each Fund. Below the list is a description of each of these investments and risks listed in the table. Other than swap agreements and Cash Investments, none of the investments set forth below are expected to be principal investment strategies of the Funds.

INVESTMENTS

Corporate Bonds
Below Investment Grade Securities
Swap Agreements
Cash Reserves
U.S. Government Securities
Repurchase Agreements
Futures Contracts and Related Options
Illiquid Securities
Other Investment Companies (Money Market Funds)
Lending of Portfolio Securities

SPECIAL CONSIDERATIONS

Borrowing
Non-Diversified Status
Portfolio Turnover

CORPORATE BONDS. As discussed below, the Funds expect to seek substantial exposure to corporate debt securities through CDS Contracts, and may from time to time invest directly in such securities. In general, the issuer of a debt security has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the security's face value) periodically or on a specified maturity date. Bond prices and yields vary depending on, among other factors, the credit risk of the bond's issuer and by general changes in market interest rates. A bond's value usually rises when market interest rates fall, and falls when market interest rates rise; the bond's value may also rise when the credit risk of the issuer decreases or is perceived to decrease and fall when the issuer's credit risk increases or is perceived to increase.

Debt securities are typically rated by nationally recognized statistical rating organizations ("NRSROs"), whose ratings represent the opinions of the NRSROs on the quality of the securities. Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis of the issuer at the time of the rating. Therefore, while the rating of a security may change, the rating assigned to any particular security is not necessarily a reflection on the issuer's current financial condition or ability to make timely payments of interest and principal, which may be better or worse than the rating would indicate. In addition, NRSRO ratings do not necessarily reflect an assessment of the volatility of a security's market value or liquidity. See Appendix A of this SAI for a summary of the NRSROs' ratings.

BELOW INVESTMENT GRADE SECURITIES. The HY Funds expect to seek substantial exposure to below investment grade, high yield, fixed income securities (commonly referred to as "junk bonds") through CDS Contracts, and the Funds may from time to time invest directly in such securities. Below investment grade securities generally are subject to greater credit risk than other bonds - i.e., there is a greater possibility that adverse changes in the financial condition of the issuer of the security and/or in general economic conditions will impair the ability of the issuer to make timely payments of interest and principal. Because issuers of below investment grade securities are often highly leveraged, their ability to make timely payments of interest and principal during an economic downturn or a sustained period of high interest rates may be impaired. Issuers of below investment grade securities may not have other methods of financing available to them. Some below investment grade securities are unsecured or subordinate to the prior payment of senior indebtedness. For these reasons, among others, the risk of default or failure to timely pay interest and principal payments is significantly greater for below investment grade securities.

The inability or perceived inability of issuers to make timely payments of interest and principal can make the values of below investment grade securities more volatile and can limit a Fund's ability to sell such securities at prices approximating the values the Fund has placed on such securities. In addition, if there is not a liquid trading market for below investment grade securities held by a Fund, it may be difficult for the Fund to establish the fair value of the securities.

The value of below investment grade securities, like other fixed income securities, fluctuates in response to changes in market interest rates. A decrease in interest rates will generally result in an increase in value of outstanding below investment grade securities, while an increase in interest rates will generally result in the decline of the value of such investments. However, below investment grade securities are often affected by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries to a greater extent than other fixed income securities. Negative publicity or investor perceptions may also adversely affect the value of fixed income securities, including below investment grade securities.

SWAP AGREEMENTS. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to many years under which the parties agree to "swap" agreed-upon amounts or rates of return. In the case of a CDS Contract, the contract gives one party (the protection buyer) the right to recoup from the other party (the protection seller) the economic value of a decline in the value of debt securities of the reference issuer(s) if a credit event (a downgrade or default) occurs. CDX Contracts are a type of CDS Contract based on an index of Reference Entities. The HY Funds will typically enter into CDX Contracts relating to 100 North American companies with below investment grade credit ratings ("CDX.NA.HY Contracts"), whose debt obligations are sometimes referred to as "high yield" or "junk" bonds, while the IG Funds will typically enter into CDX Contracts relating to 125 North American companies with investment grade credit ratings ("CDX.NA.IG Contracts"). The ETSpreads High Yield CDS Tighten Fund and ETSpreads Investment Grade CDS Tighten Fund will usually be net sellers of protection under CDS Contracts, and the ETSpreads High Yield CDS Widen Fund and ETSpreads Investment Grade CDS Widen Fund will usually be net buyers of protection under CDS Contracts.

The amounts to be exchanged or "swapped" between the parties under a CDS Contract are generally calculated with respect to a "notional amount," that is, a hypothetical amount of investment in the securities the exposure to which is being purchased or sold.

If a Fund is a protection seller, the Fund may be required to pay the par value of a referenced debt obligation (in the case of a CDX.NA.HY Contract, 1/100 of the notional value of the contract; in the case of a CDX.NA.IG Contract, 1/125 of the notional value of the contract) to the counterparty in the event of a default or other credit event by the reference issuer, and would receive the referenced debt obligation in return. In certain circumstances, however, an actual exchange of securities for cash may not be required, and the Fund would merely make a cash payment representing the difference between the par value and the current market value of the securities. In any event, the Fund would receive from the counterparty in return a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As a protection seller, the Fund would be subject to investment exposure up to the notional amount of the contract.

If a Fund is a protection buyer, the Fund would have the right to deliver a referenced debt obligation and receive the par value of such debt obligation from the counterparty, or simply to receive a cash payment corresponding to this difference in value, in the event of a default or other credit event by the reference issuer. In any event, the Fund would pay the counterparty in return a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund. In the case of a CDX Contract, a separate exchange of securities for cash will occur, or a separate cash payment will be made by the protection seller, with respect to each underlying obligation that becomes subject to a credit event.

A new series of CDX Contract (sometimes with one or more different Reference Entities) is established every six months. Entering into a CDX Contract of a series after CDX Contracts of the same series have begun to be offered requires the exchange of an up-front payment that relates to difference between the current market value of the CDX Contract and the initial value of that Contract. In addition, upon entering a CDX Contract the protection seller pays the accrued premium from the last payment date to the settlement date in order to receive a full 90 days of premium on the next payment date.

In the event of a triggering credit event, a CDS Contract could be physically settled or cash settled, although the Funds generally intend to require cash settlement under its CDS Contracts. If physically settled, the protection buyer delivers to the protection seller a face amount of the defaulted security equal to the original notional value of the CDS Contract (or, in the case of a CDX Contract, the weighting in the Contract of the security that was the subject of the credit event), and the protection seller delivers the face amount of such securities in cash. If the CDS Contract is cash settled, the cash price to be paid to the seller will generally be determined by an auction conducted under the guidance of the International Swap and Derivatives Association, Inc. ("ISDA"). After the default of a Reference Entity under a CDX Contract, the notional value of the Contract held is reduced by the amount of cash delivered by the protection seller.

Because swap agreements are two party contracts and because they may have terms of greater than seven days, a party's obligations under a CDS Contract may be considered to be illiquid. However, a Fund will only enter into CDS Contracts with counterparties that agree to permit the Fund to terminate the contract at any time upon no more than seven days' notice, and the Funds will generally not deem their obligations under such Contracts to be illiquid.

The Funds bear counterparty risk in connection with CDS Contracts, i.e., risk of loss of the amount expected to be received under the contract in the event of the default or bankruptcy of the counterparty. The Funds will only enter into CDS Contracts with counterparties that meet their standards of creditworthiness, standards that are similar to those required of counterparties with which the Funds may enter into repurchase agreements.

The Funds will segregate assets necessary to meet any accrued payment obligations to the counterparty when it is a protection buyer under a CDS
Contract. In cases where a Fund is a protection seller, if the Contract is physically settled, the Fund will be required to segregate the full notional amount of the Contract. If cash settlement is required under a CDS Contract where a Fund is a protection seller, the Fund will segregate an amount equal to its daily marked-to-market obligation (I.E., the Fund's liability under the Contract as of that day, if any), rather than the full notional amount of the Contract. By setting aside assets equal to only its net obligation under cash-settled CDS Contracts, the Funds will have the ability to employ leverage to a greater extent, although no Fund intends to enter into CDS Contracts with an aggregate notional value greater than the value of the Fund's total assets. Obligations under CDS Contracts that are covered as described in this paragraph will not be construed to be "senior securities" for purposes of the 1940 Act or the Funds' fundamental investment restriction concerning senior securities.

Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986 (the "Code") may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. Most swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the Commodity Futures Trading Commission ("CFTC"). It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds' ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

The Funds may enter into interest rate swaps. Interest rate swaps, in their most basic form, involve the exchange between two parties of their respective commitments to pay or receive interest. For example, a Fund might exchange its right to receive certain floating rate payments in exchange for another party's right to receive fixed rate payments. Interest rate swaps can take a variety of other forms, such as agreements to pay the net differences between two different interest indexes or rates, even if the parties do not own the underlying instruments. Despite their differences in form, the function of interest rate swaps is generally the same: to increase or decrease a Fund's exposure to long or short-term interest rates. For example, a Fund may enter into an interest rate swap transaction to preserve a return or spread on a particular investment or a portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date.

Interest rate swap agreements calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid (or received) under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under an interest rate swap agreement will be accrued daily and offset against any amounts owed to the Fund. Any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of liquid assets to avoid any potential leveraging.

The use of interest rate swaps, like other swap agreements, is subject to certain risks. If a counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

For purposes of applying the Funds' investment policies and restrictions (as stated in the Prospectus and SAI), swap agreements are generally valued by a Fund at market value. The manner in which these instruments are valued by the Funds for purposes of applying investment policies and restrictions may differ from the manner in which these investments are valued by other types of investors.

CASH RESERVES. A Fund may invest all or part of its assets in cash or cash equivalents to "cover" its potential obligations under derivative positions it has taken or as a cash reserve for liquidity purposes. Cash equivalents will consist of U.S. Treasury bills (direct obligations of the United States government with maturities of one year or less when they are issued), repurchase agreements secured by U.S. government securities, and money market investment companies.

U.S TREASURY BILLS. As noted above, the Funds may invest in U.S. Treasury bills. U.S. Treasury bills are backed by the full faith and credit of the United States Treasury and have initial maturities of one year or less

Yields on U.S. Treasury bills are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Like other debt securities, U.S. Treasury bills with longer maturities tend to produce higher yields but are generally subject to greater capital price fluctuation than obligations with shorter maturities and lower yields. Also like other debt securities, the market value of U.S. Treasury bills generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of the Funds' portfolio investments in U.S. Treasury bills, while a decline in interest rates would generally increase the market value of the Funds' investments in these securities. Given the relatively short-term nature of all U.S. Treasury bills, however, the value of such securities is not expected to fluctuate substantially in response to changes in market interest rates.

REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements with financial institutions as "cover" for its derivative positions or for liquidity purposes. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. The maturities of the underlying securities in repurchase transactions may be more than one year, but the term of each repurchase agreement will normally be much shorter than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price. In the event of a default or bankruptcy by a selling financial institution, a Fund could incur certain costs or delays in connection with seeking to liquidate the collateral and, to the extent that proceeds from any sale upon a default on a repurchase agreement were less than the repurchase price, could suffer a loss. In these circumstances, a Fund also may lose the interest it expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, but may be longer. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's net assets. No Fund will invest in repurchase agreements in excess of 5% of its total assets.

FUTURES CONTRACTS AND RELATED OPTIONS. The Funds may purchase or sell index futures contracts and options thereon as a substitute for a comparable market position in CDS Contracts or the securities underlying the futures contracts. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

A Fund will generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions. The Funds may engage in comparable closing transactions with respect to options on futures contracts.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity. The extent of a Fund's loss from an unhedged short position in futures contracts is potentially unlimited. The Funds intend only to engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the United States by the CFTC.

Each Fund intends to use futures and related options in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA"). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" ("CPO") in accordance with Rule 4.5 so that each Fund is not subject to CPO registration and regulation under the CEA.

When a Fund purchases or sells an index futures contract, or sells an option thereon, the Fund must "cover" its position. To cover its position, the Fund may enter into an offsetting position or segregate with its custodian on the books and records of the Fund, cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Such market value is determined on a daily basis, and any necessary changes to the amount of assets segregated will also be made on a daily basis.

A Fund may cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments whose prices are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments whose prices are expected to move relatively consistently inverse to the futures contract. A Fund could also cover its short position in a futures contract by purchasing a call option on the same futures contract with a strike price (i.e., an exercise price) as low or lower than the price of the futures contract, or, if the strike price of the call is greater than the price of the futures contract, the Fund will segregate cash or liquid instruments equal in value to the difference between the strike price of the call and the price of the future.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will segregate liquid assets equal in value to the difference between the strike price of the call and the price of the future. A Fund may also cover its sale of a call option by taking positions in instruments the prices of which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will segregate liquid assets equal in value to the difference between the strike price of the put and the price of the future. A Fund could also cover its sale of a put option by taking positions in instruments whose prices are expected to move relatively consistently with the put option.

Although the Funds intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If trading is not possible, or if the Adviser determines not to close a futures position held by a Fund, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market.

A Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the value of the face amount of the open futures contracts and options thereon would exceed 5% of the Fund's total assets.

ILLIQUID SECURITIES. The Funds may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended ("Securities Act"). A Fund will not invest more than 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the Commission, illiquid securities also are considered to include, among other securities, repurchase agreements with maturities in excess of seven days. A Fund may not be able to sell illiquid securities when the Adviser considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the Securities Act, which provides a safe harbor from Securities Act registration requirements for qualifying sales to institutional investors. When Rule 144A securities present an attractive investment opportunity and otherwise meet selection criteria, a Fund may make such investments. Whether or not such a security is illiquid for purposes of the 15% restriction is a question of fact depending, among other matters, on the readily-available trading markets for the security and any applicable contractual restrictions on transfer. While the Trust's Board of Trustees (the "Board") retains ultimate responsibility for these liquidity determinations, the Board has adopted guidelines pursuant to which the Adviser makes these determinations on a day-to-day basis. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security that when purchased enjoyed a fair degree of marketability and, accordingly, was deemed to be liquid may subsequently become illiquid.

OTHER INVESTMENT COMPANIES. The Funds may invest in the securities of money market mutual funds, which are investment companies registered under the 1940 Act, to the extent that such an investment would be consistent with the requirements of the 1940 Act and the rules thereunder. If a Fund invests in and, thus, is a shareholder of another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company (including advisory fees and brokerage, shareholder servicing, and other operational expenses), in addition to both the advisory fees payable directly by the Fund to the Adviser and the other expenses that the Fund bears directly in connection with its own operations. Shareholders of the Funds would then indirectly pay higher operational costs than if they owned shares of the underlying investment companies directly.

Investing in other investment companies involves substantially the same risks to a Fund as investing directly in the investments of the underlying investment companies. Accordingly, if a Fund invests in a money market fund, the Fund will be subject to the limited credit, interest rate and other risks associated with the investments held by the money market fund. Under the 1940 Act, a Fund generally may not acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company's total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of the Fund's assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund's assets. However, an exemptive rule under the 1940 Act permits the Funds to invest in money market funds in excess of the above limits subject to certain conditions.

LENDING OF PORTFOLIO SECURITIES. Subject to the investment restrictions set forth below, the Funds may lend portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Fund and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending Fund any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby earning additional income. A Fund will not lend more than 33 1/3% of the value of its total assets. Loans will be subject to termination by the lending Fund on no more than four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending Fund and that Fund's shareholders. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the securities lent should the borrower of the securities fail financially. A Fund may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

SPECIAL CONSIDERATIONS

To the extent discussed above and in the prospectus, investing in the Funds presents certain risks, some of which are further described below.

BORROWING. The Funds may borrow money for cash management purposes. Interest costs on borrowings may fluctuate with changing market rates of interest. Under adverse conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of a Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of its borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sale. In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings.

NON-DIVERSIFIED STATUS. The Funds are "non-diversified" funds. A fund is considered "non-diversified" because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers. That fund's portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company. The Funds may not be deemed to meet the requirements to be considered "diversified" investment companies under the 1940 Act because they normally will enter into CDS Contracts with a limited number of counterparties. However, the Funds normally would be diversified in terms of their exposure to the credit risk of a broad range of underlying obligations under such Contracts. In addition, each Fund intends to seek to qualify as a "regulated investment company" for purposes of the Code, which imposes diversification requirements on a Fund that are less restrictive than the requirements applicable to the "diversified" investment companies under the 1940 Act. (See the "Taxation" section of this SAI.)

PORTFOLIO TURNOVER. "Portfolio turnover rate" is defined under the rules of the Commission as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Each Fund's portfolio turnover rate will, to some extent, depend on the purchase, redemption, and exchange activity of the Fund's investors. Consequently, it is difficult to estimate what a Fund's actual portfolio turnover rate will be in the future. However, each Fund is expected to buy and sell CDX Contracts frequently to maintain exposure to the most recently issued or "on-the-run" Contract. Such frequent trading will likely involve correspondingly greater transaction and other expenses that will be borne by the Funds. In addition, a Fund's level of trading may adversely affect the ability of the Fund to achieve its investment objective.

INVESTMENT RESTRICTIONS

The Trust has adopted the following restrictions as "fundamental" policies of each Fund, which means that the restrictions may not be changed without the vote of a majority of the outstanding voting securities of that Fund. Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of the Trust or of a particular Fund means the affirmative vote of the lesser of (l) more than 50% of the outstanding shares of the Trust or of such Fund, or (2) 67% or more of the shares of the Trust or of such Fund present at a meeting of shareholders if more than 50% of the outstanding shares of the Trust or of such Fund are represented at the meeting in person or by proxy. A Fund may not:

1. Borrow money except to the extent permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

2. Make loans, except (a) through the purchase of debt securities which are either publicly distributed or customarily purchased by institutional investors,
(b) to the extent that the entry into a repurchase agreement or swap agreement may be deemed a loan, (c) to lend portfolio securities to the extent permitted by law.

3. Act as underwriter of securities issued by other persons except insofar as a Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

4. Own securities as of the end of each calendar quarter (other than a U.S. government security or a security of an investment company) such that: (1) with respect to 50% of its assets, more than 5% of a Fund's total assets is invested in the securities of any single issuer; (2) with respect to 50% of its assets, the Fund owns more than 10% of the outstanding securities of any single issuer; or (3) more than 25% of the Fund's total assets is invested in the securities of any single issuer.

5. Concentrate its investments (i.e., invest 25% or more of its total assets in the securities of a particular industry or group of industries), except that a Fund may concentrate to approximately the same extent that a CDX Contract or other CDS Contract based on a basket of Reference Entities concentrates in the securities of Reference Entities in such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry. Furthermore, for purposes of this limitation, the industries of which the Reference Entities under CDS Contracts are members, and not the industries of CDS Contract counterparties, will be considered.

6. Purchase or sell commodities or commodity contracts; provided, however, that a Fund may invest in futures contracts as described in the Prospectus and this SAI.

7. Acquire, lease or hold real estate, except such as may be necessary or advisable for the maintenance of its offices, and provided that this limitation shall not prohibit the purchase of securities secured by real estate or of issuers involved in real estate activities.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, and (b) entering into permissible repurchase, futures, and swap transactions.

Except with respect to restriction 4 above, if a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

As to restriction 8 above, the 1940 Act generally prohibits investment companies from issuing senior securities, except that borrowing money is permitted under certain circumstances and subject to certain limits. (See the Section of this SAI entitled "Borrowing" and restriction 1 above.) Under the 1940 Act, a "senior security" is defined in the 1940 Act as any bond, debenture, note or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends. The SEC has taken the position that an investment company that enters into certain derivative instruments, such as CDS Contracts and futures contracts, will not be deemed to be issuing senior securities provided that liquid assets of the investment company sufficient to cover the company's obligations under such instruments are segregated on the books of the company.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted a policy regarding the disclosure of the Funds' portfolio holdings information that requires that such information be disclosed in a manner that: (a) is consistent with applicable legal requirements and in the best interests of each Fund's respective shareholders; (b) does not put the interests of the Adviser, the Funds' distributor (the "Distributor"), or any affiliated person of the Trust, the Adviser or the Distributor, above those of Fund shareholders; (c) does not advantage any current or prospective Fund shareholders over any other current or prospective Fund shareholders, except to the extent that certain Entities (as defined below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by the ETSpreads Exemptive Order (also as defined below); and (d) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect. The "Entities" referred to in sub-section (c) above include National Securities Clearing Corporation ("NSCC") members and subscribers to various fee-based subscription services, including those large institutional investors (known as "Authorized Participants") that have been authorized by the Distributor to purchase and redeem Creation Unit aggregations of Fund shares, and other institutional market participants and entities that provide information services. The ETSpreads Exemptive Order is the exemptive order granted by the SEC pursuant to which the Funds may offer and redeem their shares only in Creation Unit aggregations.

Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Funds in the secondary market. This information typically reflects each Fund's holdings, including the specific types and notional amounts of any CDS Contracts, as of the end of the prior business day. In addition, substantially similar information about the Funds' holdings will ordinarily be made publicly available daily on the website of the Trust and/or the Exchange.

TRUSTEES AND OFFICERS

The Board has the responsibility for the overall management of the Trust, including general supervision and review of the Funds' investment activities. The Board elects the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and its Funds. The affiliations of the officers and Trustees and their principal occupations for the past five years are listed below. Trustees who are deemed to be an "interested person" of the Trust, as defined in the 1940 Act, are indicated by an asterisk (*).

                                                                                                   Number of
                                                                                                 Portfolios in       Other
                                                                                                  Fund Complex   Directorships
                                          Position(s) with     Principal Occupation within        Overseen by      Held by
Name and Address        Date of Birth       the Trust(1)           the Past Five Years             Trustee(2)     Trustee(3)
----------------        -------------       ------------           -------------------             ----------     ----------
*Stephen C. Rogers         06/27/66      Trustee since 2008    Chief Executive Officer, CCM            16             None
P.O. Box 387                                                   Partners, 1999 to present.
San Francisco, CA 94104

                                                                                                   Number of
                                                                                                 Portfolios in       Other
                                                                                                  Fund Complex   Directorships
                                          Position(s) with     Principal Occupation within        Overseen by      Held by
Name and Address        Date of Birth       the Trust(1)           the Past Five Years             Trustee(2)     Trustee(3)
----------------        -------------       ------------           -------------------             ----------     ----------


(1) Each trustee holds office for an indefinite term until the earlier of (i) the election of his successor or (ii) the date the trustee dies, resigns or is removed.
(2) The Fund Complex includes funds with a common investment adviser or affiliated advisers. Currently, the Fund Complex consists of the Funds and the series of California Investment Trust.
(3) Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or investment companies registered under the 1940 Act (other than funds in the Fund Complex).

Currently, the Board has an Audit Committee and a Pricing Committee. The responsibilities of each committee and its members are described below.

AUDIT COMMITTEE. The Board has an Audit Committee comprised only of the Independent Trustees (currently, [ ]). The Audit Committee has the responsibility, among other things, to (1) recommend the selection of the Funds' independent auditors; (2) review and approve the scope of the independent auditors' audit activity; (3) review the financial statements which are the subject of the independent auditor's certifications; (4) review with such independent auditors the adequacy of the Funds' basic accounting system and the effectiveness of the Funds' internal accounting controls; and (5) review and approve any non-audit services provided by the independent auditors.

PRICING COMMITTEE. The Board has a Pricing Committee, comprised of one Trustee of the Trust and certain officers of the Trust and of the Adviser. The Pricing Committee is responsible for determining the fair value of Fund securities as needed in accordance with the pricing policies adopted by the Board and performing such other tasks as the Board deems necessary. The Pricing Committee meets on an ad hoc basis to discuss issues relating to the valuation of securities held by the Funds. Committee members are required to report actions taken at their meetings at the next scheduled Board meeting following the Pricing Committee's meeting.

The Adviser pay the fees of the Trustees who are not affiliated with the Adviser, which are currently $____ per quarter and $___ for each meeting attended. [ ] is compensated $_____ annually for his services as Audit Committee Chair. The following table sets forth the estimated compensation to be paid by the Adviser projected through the end of the Trust's first fiscal ended [ ].

                          Aggregate       Pension or Estimated                     Total Compensation
                          Compensation    Retirement Benefits   Annual             With Respect to Trust
                          With Respect    Accrued as Fund       Benefits Upon      and Fund Complex
Name/Position             to Trust        Expenses              Retirement         Paid to Trustees
---------------------------------------------------------------------------------------------------------
Stephen C. Rogers           None             None                 None                 None
President, Secretary
& Trustee
[            ]              $_____           None                 None                 $_____
Trustee
[            ]              $_____           None                 None                 $_____
Trustee
[            ]              $_____           None                 None                 $_____
Trustee

The following tables set forth the dollar range of shares held in each Fund by each Trustee, and the aggregate holdings of each Trustee in all funds in the "family of investment companies" (the Trust and the California Investment Trust), as of December 31, 2007:

----------------------------------------------------------------------------------------------------------------------------------
                   ETSpreads High      ETSpreads Inverse     ETSpreads Investment    ETSpreads Inverse              All Funds of
                     Yield Fund         High Yield Fund           Grade Fund       Investment Grade Fund              the Trust
----------------------------------------------------------------------------------------------------------------------------------
Stephen C. Rogers       None                 None                    None                  None                   [Above $100,000]
----------------------------------------------------------------------------------------------------------------------------------
                        None                 None                    None                  None                   [      ]
----------------------------------------------------------------------------------------------------------------------------------
                        None                 None                    None                  None                   [      ]
----------------------------------------------------------------------------------------------------------------------------------
                        None                 None                    None                  None                   [      ]
----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND OTHER SERVICES

MANAGEMENT SERVICES. The Adviser is ETSpreads, LLC, a California limited liability company. The Adviser serves as the investment adviser to the Funds pursuant to the Investment Advisory Agreement dated ________, 2008, between the Trust on behalf of each of the Funds and the Adviser (the "Agreement"). The managing member of the Adviser is CCM Partners, LP ("CCM"). CCM is controlled by a privately held partnership, RFS Partners, LP, which in turn is controlled by a family trust of which Mr. Stephen C. Rogers is a co-trustee.

Pursuant to the Agreement, the Adviser supplies investment research and portfolio management, including the selection of CDS Contracts for the Funds to enter into and terminate and other securities for the Funds to purchase, hold, or sell and the selection of brokers or dealers through whom the portfolio transactions of each Fund are executed. The Adviser's activities are subject to review and supervision by the Board to whom the Adviser renders periodic reports of the Funds' investment activities.

The Agreement also provides that the Adviser will pay all operating expenses of each Fund except interest expense and taxes, any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

For the Adviser's services, each Fund pays a monthly fee computed at the annual rates shown in the table below:

FUNDS                                                   MANAGEMENT FEE PER ANNUM
-----                                                   ------------------------
ETSpreads High Yield CDS Tighten Fund                            0.49%
ETSpreads High Yield CDS Widen Fund                              0.49%
ETSpreads Investment Grade CDS Tighten Fund                      0.49%
ETSpreads Investment Grade CDS Widen Fund                        0.49%

The Agreement is currently in effect until __________, 2010, and will be in effect thereafter only if it is renewed for each Fund for successive periods not exceeding one year by (i) the Board or a vote of a majority of the outstanding voting securities of each Fund, and (ii) a vote of a majority of the Trustees who are not parties to the Agreement or an interested person of any such party (other than as a Trustee), cast in person at a meeting called for the purpose of voting on such Agreement.

The Agreement may be terminated without penalty at any time by the Trust with respect to any Fund (either by the applicable Board or by a majority vote of the terminating Fund's outstanding shares). The Agreement may also be terminated by the Adviser on 60-days' written notice and will automatically terminate in the event of its "assignment" as defined in the 1940 Act.

PORTFOLIO MANAGERS. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that the Funds' portfolio managers ("PMs") managed as of _______, 2008.

      WILLIAM P. MOCK
                                                                                   Number of Accounts            Assets Managed for
                                      Number of                                     Managed for which             which Investment
                                       Accounts             Total Assets           Investment Advisory            Advisory Fee is
        Type of Account                Managed                Managed           Fee is Performance-Based         Performance-Based
------------------------------------------------------------------------------------------------------------------------------------
 Registered Investment Companies          X                     $XXX                        0                            $ --
Other pooled investment vehicles          0                      0                          0                            $ --
         Other accounts                   0                      0                          0                            $ --

      STEVE ROGERS
                                                                                   Number of Accounts            Assets Managed for
                                      Number of                                     Managed for which             which Investment
                                       Accounts             Total Assets           Investment Advisory            Advisory Fee is
        Type of Account                Managed                Managed           Fee is Performance-Based         Performance-Based
------------------------------------------------------------------------------------------------------------------------------------
 Registered Investment Companies          X                     $XXX                        0                            $ --
Other pooled investment vehicles          0                      0                          0                            $ --
         Other accounts                   0                      0                          0                            $ --

      MATTHEW T. CLARK
                                                                                   Number of Accounts            Assets Managed for
                                      Number of                                     Managed for which             which Investment
                                       Accounts             Total Assets           Investment Advisory            Advisory Fee is
        Type of Account                Managed                Managed           Fee is Performance-Based         Performance-Based
------------------------------------------------------------------------------------------------------------------------------------
 Registered Investment Companies          X                     $XXX                        0                            $ --
Other pooled investment vehicles          0                      0                          0                            $ --
         Other accounts                   0                      0                          0                            $ --

POTENTIAL CONFLICTS. Individual PMs manage multiple Funds of the Trust, and may manage other funds advised by the Adviser and CCM. The Adviser and its affiliates manage potential conflicts between funds through allocation policies and procedures, internal review processes, including, but not limited to reports and oversight by management. The Adviser and its affiliates have developed trade allocation systems and controls to help ensure that no one fund, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds participate in investment decisions involving the same securities.

PORTFOLIO MANAGER SECURITIES OWNERSHIP. The table below identifies the dollar range of shares of each Fund beneficially owned by each PM, as of __________, 2008.

----------------------------------------------------------------------------------------------------------------------------
               ETSpreads High Yield        ETSpreads High Yield           ETSpreads Investment          ETSpreads Investment
                 CDS Tighten Fund             CDS Widen Fund             Grade CDS Tighten Fund           Grade Widen Fund
----------------------------------------------------------------------------------------------------------------------------
William P. Mock         None                        None                           None                          None
----------------------------------------------------------------------------------------------------------------------------
Steve Rogers            None                        None                           None                          None
----------------------------------------------------------------------------------------------------------------------------
Matthew T. Clark        None                        None                           None                          None
----------------------------------------------------------------------------------------------------------------------------

COMPENSATION. Compensation of the PMs includes a base salary, cash bonus, and a package of employee benefits that are generally available to all salaried employees. Compensation is structured to emphasize the success of the Adviser rather than that of any one individual. The Adviser does not have any "incentive compensation" or "deferred compensation" programs for the PMs. Compensation is not linked to the distribution of Fund shares. Each element of compensation is detailed below:

BASE SALARY. PMs are paid a fixed base salary that is intended to be competitive in light of each PM's experience and responsibilities.

BONUS.   Bonus  payments  are  based  on  a  number  of  factors  including  the profitability of the Adviser and the employee's long-term contributions. Full-time employees of the Adviser with at least one year of tenure participate in the annual bonus program. Bonuses are not linked to the amount of assets managed or to measurements of relative or absolute investment returns.

OWNERSHIP INTERESTS. Messrs. Mock and Clark are each members of and hold ownership interests in the Adviser. Mr. Rogers holds an indirect ownership interest in the Adviser through CCM, the Adviser's managing member. The Adviser may provide pass-through income of its profits and annual cash distributions based on each member's proportionate profit sharing interest. Distributions are generally determined based on considerations of the Adviser's working capital requirements and on estimated tax liabilities associated with pass-through income.

EMPLOYEE  BENEFIT  PROGRAM.  PMs  participate  in  benefit  plans  and  programs
available   generally   to  all   employees,   which   includes   a   qualified,
defined-contribution profit sharing plan and company match.

The above information regarding compensation of PMs is current as of __________, 2008.

CODE OF ETHICS. The Trust and the Adviser have adopted a Code of Ethics pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder (and Rule 204A-1 under the Investment Advisers Act of 1940, as amended). Currently, the Code of Ethics prohibits "access persons" as defined in the Code of Ethics from buying or selling securities for their own individual accounts if any such purchase or sale would represent both $50,000 or more and 1,000 or more shares, and if the securities at the time of such purchase or sale (i) are being considered for purchase or sale by a fund advised by the Adviser (except for funds such as the Funds that seek to match the performance of an index (the "Index Funds")) (ii) have been purchased or sold by a fund (except the Index Funds) within the most recent seven (7) days if such person participated in the recommendation to, or the decision by, the fund to purchase or sell such security (except the Index Funds). There are limited exceptions to these prohibitions on access persons buying or selling securities for their own account (e.g., purchases that are part of an automatic dividend reinvestment plan). The Code of Ethics also requires access persons to report personal holdings to the Trust or the Adviser on an annual basis and to report personal securities transactions to the Trust or the Adviser on a quarterly basis.

PROXY VOTING POLICIES AND PROCEDURES. The Board has delegated to the Adviser the authority to vote proxies of companies held in the Funds' portfolios. The Adviser intends to apply its pre-determined proxy voting guidelines ("Voting Guidelines") when voting proxies on behalf of the Funds. Because the Funds invest almost exclusively in securities and other instruments that do not carry voting rights, the Adviser expects to vote proxies on securities held by the Funds only rarely, if at all.

The Adviser recognizes that an investment adviser is a fiduciary that owes its clients, including the Funds, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser's duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients' interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders. The Board, in conjunction with the Adviser, seeks to balance the benefits of voting the proxies against the associated costs to the shareholders. The Board will review the Voting Guidelines, and any votes on securities held by the Funds under such Voting Guidelines, at least annually.

The Adviser seeks to avoid material conflicts of interest by voting in accordance with the Voting Guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any relationship that the Adviser may have with the issuer. Further, the Adviser may engage a third party as an independent fiduciary to vote all proxies of the Funds, and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

All proxies received by the Funds are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in the Adviser's views on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with the Voting Guidelines' provisions as to that category of items.

Proposals that cannot be categorized under the Voting Guidelines and raise a material conflict of interest between the Adviser and a Fund are referred to the Board. Specifically, the Adviser will disclose the conflict to the Board and obtain its consent to the proposed vote in question prior to voting the securities. The disclosure to the Board will include sufficient detail regarding the matter to be voted on and the nature of the Adviser's conflict so that the Board would be able to make an informed decision regarding the vote. When the Board does not respond to such a conflict disclosure request or rejects a proposed vote, the Adviser will abstain from voting the securities held by the Fund.

With regard to voting proxies of foreign companies, the Adviser weighs the cost of voting and potential inability to sell the securities (which may arise during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, the Adviser seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies on the lent securities.

When evaluating proposals, the Adviser recognizes that the management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the Adviser generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The Adviser believes that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, the Adviser generally opposes proposals designed to insulate an issuer's management unnecessarily from the wishes of a majority of shareholders. Accordingly, the Adviser generally votes in accordance with management when it believes, in its sole discretion, that management's position neither unduly limits the rights and privileges of shareholders nor adversely affects the value of the Funds' investment.

Information regarding how the Funds voted proxies relating to portfolio securities during each 12-month period ended June 30 will be available without charge (1) by calling the Funds at (800) 225-8778, or (2) on the SEC's website at http:///www.sec.gov.

PRINCIPAL UNDERWRITER. ALPS Distributors, Inc. (the "Distributor"), a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, is currently the principal underwriter of each Fund's shares under an underwriting agreement with the Trust, pursuant to which the Distributor agrees to act as each Fund's distribution agent. Each Fund's shares are offered through the Distributor only in Creation Unit Aggregations, and on a best efforts basis in a continuous offering without a sales load or other commission or compensation. Shares of the Funds in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Funds' Prospectus and, upon request, the Statement of Additional Information to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.

OTHER SERVICES.  [            ] (the  "Administrator")  acts as the  shareholder
servicing   agent  for  the  Trust  and  acts  as  the  Trust's   transfer   and
dividend-paying agent. In such capacities the Administrator performs many services, including determining the Funds' net asset values, bookkeeping and shareholder record-keeping.

[           ] (the  "Custodian")  acts as custodian of the  securities and other assets of the Trust. The Custodian does not participate in decisions relating to the purchase and sale of portfolio securities. Under the custodian agreement, the Custodian (i) maintains a separate account or accounts in the name of each Fund, (ii) holds and transfers portfolio securities on account of each Fund,
(iii) accepts receipts and makes  disbursements of money on behalf of each Fund,
(iv) collects and receives all income and other payments and distribution on account of each Fund's securities and (v) makes periodic reports to the Board concerning each Fund's operations.

[          ] (the "Auditors"),  is the independent  registered public accounting firm for the Trust. The Auditors audit the financial statements of each Fund once each year. The Auditors also provide certain other services, including assistance and consultation with respect to regulatory filings with the SEC.

The validity of shares of beneficial interest offered hereby has been passed on by Sutherland Asbill & Brennan LLP, 1275 Pennsylvania Avenue N.W., Washington, D.C. 20004, which has also provided advice as to certain matters under the federal securities laws with respect to the Funds.

POLICIES REGARDING BROKER-DEALERS USED FOR PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Funds, assignment of their portfolio business, and negotiation of commission rates and prices are made by the Adviser, whose policy is to obtain the "best execution" available (i.e., prompt and reliable execution at the most favorable security price). If purchases made by the Funds are effected via principal transactions with one or more dealers (typically a market maker firm in the particular security or a selling group member in the case of an initial or secondary public offering) at net prices, the Funds will generally incur few or no direct brokerage costs. These dealers are compensated principally through the "spread," or the difference between the price at which they are willing to buy a security and the higher price at which they are willing to sell it, but they may also charge related transaction fees. Similarly, CDS Contracts typically are entered into directly with a dealer, without any direct brokerage costs. Purchases of portfolio securities from underwriters may include a commission or concession paid by the issuer to the underwriter.

In selecting broker-dealers and in negotiating commissions and transaction prices, the Adviser generally considers, among other things, the broker-dealer's reliability, the quality of its execution services on a continuing basis, the financial condition of the broker-dealer, and, to the extent permitted by law, any research services provided by the broker-dealer, which may include advice as to the value of securities or the advisability of purchasing or selling specific securities and analysis and reports concerning securities, economic factors and trends, and portfolio strategy. The Adviser considers such research services, which is in addition to and not in lieu of the services required to be performed by the Adviser under the Agreements, to be useful in varying degrees, but of indeterminable value.

In light of certain requirements of the Internal Revenue Code and the 1940 Act, each Fund may be limited in the amount of its assets that can be invested in CDS Contracts through any one counterparty. Therefore, each Fund will at any one time generally own CDS Contracts through a number of such counterparties. To the extent diversification among counterparties is required, the Funds may find it necessary to enter into CDS Contracts with dealers that may not be offering the best possible price to the Fund at the time the Contract is entered into.

In order to obtain additional research and brokerage services, and in order to obtain other qualitative execution services that the Adviser believes are important to best execution, the Adviser may place fixed-income transactions with specialized broker-dealers with which the Adviser has a "soft dollar" credit arrangement, and that execute such transactions on an agency basis ("Brokers"). However, the Adviser currently does not have any such soft dollar arrangements in place. If the Adviser in the future uses Brokers to execute fixed-income transactions on an agency basis, the Adviser will do so subject to oversight by the Board and will take steps to ensure that the prices obtained in such transactions are competitive with the prices that could have been obtained had the transactions been conducted on a principal basis, I.E., directly with the dealers. However, the total cost (I.E., price plus/minus commission) of executing a fixed income transaction through a Broker on an agency basis may be less favorable than that of executing that same transaction with a dealer because the Broker will receive a commission for its services, including for the provision of research products, services or credits. In addition, in these transactions the Funds could pay brokerage commissions at rates higher than the lowest available rates in order to obtain brokerage and research services as authorized, under certain circumstances, by the Securities Exchange Act of 1934, as amended. The Adviser will take steps to ensure that commissions paid are reasonable in relation to, among other things: (i) the value of all the brokerage and research products and services provided by that Broker and (ii) the quality of execution provided by that Broker. Accordingly, the Adviser uses Brokers to effect fixed income transactions for the Funds where the total cost is, in the Adviser's opinion, reasonable, but not necessarily the lowest total cost available. Any research received by the Adviser will be used for the exclusive benefit of the Funds and their shareholders, although research may be used for Funds other than those that paid the brokerage commissions through which the research was obtained.

As the Funds had not commenced operations prior to the date of this SAI, no data on commissions paid is included herein.

If purchases or sales of securities of the Funds are considered at or about the same time, transactions in such securities will be allocated among the several Funds in a manner deemed equitable to all by the Adviser, taking into account the respective sizes of the Funds, the amount of securities to be purchased or sold, and each Fund's need for the securities in terms of meeting its investment objective of tracking the Underlying Index. It is recognized that it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security so far as a Fund is concerned. In other cases, however, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions or net prices will be beneficial to a Fund.

ADDITIONAL  INFORMATION  REGARDING  PURCHASES,  REDEMPTIONS  AND TRADING OF FUND
SHARES

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its customer in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Fund shares, whether or not participating in the distribution of such shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of
Section 24(d) of the 1940 Act. The Trust, on behalf of each Fund, however, has received from the SEC an exemption from the prospectus delivery requirement in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the relevant Fund and its shares. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with Fund shares that are part of an overallotment within the meaning of Section 4(3)(a) under the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in a Fund is contained in the Prospectus in the Section entitled "Buying and Selling Shares." The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

Shares of each Fund are listed on the Exchange and trade throughout the day on the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of a Fund will continue to be met. The Exchange may, but is not required to, remove the shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the shares of a Fund for 30 or more consecutive trading days; or (ii) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the shares of a Fund from listing and trading upon termination of such Fund.

BOOK ENTRY ONLY SYSTEM

DTC Acts as securities depository for each Fund's shares. Shares of each Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE"), the American Stock Exchange and the Financial Industry Regulatory Authority. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of any Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distributions on Fund shares shall be made to DTC or its nominee as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in shares of a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares of a Fund at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions.

CREATION AND REDEMPTION OF CREATION UNITS

CREATION. The Trust issues and sells shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form. Creation Units of the Funds are sold only for cash (the "Cash Purchase Amount").

A "Business Day" is defined as any day that (i) the Government Securities markets in the United States, (ii) the Custodian and (iii) the New York Stock Exchange and the Exchange are open for business. The term Business Day, therefore, does not include certain federal holidays when banks and the Government Securities market are closed (as recommended by the Security Industry and Financial Markets Association) but national securities exchanges are open, currently Columbus Day and Veterans Day. In addition, as of the date of this SAI, the New York Stock Exchange and the Exchange, as well as banks and the Government Securities markets, observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

PROCEDURES FOR CREATION OF CREATION UNIT AGGREGATIONS. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be: (i) a "Participating Party (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant and, in either case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit Aggregations (a "Participant Agreement"). Participating Parties and DTC Participants who have executed Participant Agreements that have been delivered to the Fund and accepted by the Distributor are referred to as "Authorized Participants." Investors should contact the Distributor for the names of Authorized Participants. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

Except as described below, all orders to create Creation Unit Aggregations of a Fund must be received in proper form by the Distributor no later than the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. Eastern time) ("Closing Time"), if transmitted by mail, or 3:00 p.m., Eastern time, if transmitted by telephone, facsimile or other transmission method permitted under the Participant Agreement, on the date such order is placed in order for the creation of Creation Unit Aggregations to be effected based on the NAV of shares of the Fund determined at the Closing Time on such date. On days when the NYSE closes earlier than normal, the Funds may require orders to create Creation Unit Aggregations to be placed earlier in the day. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations on behalf of an investor are required to be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order (E.G., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.

The Cash Purchase Amount must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than [2:00 p.m.] Eastern time on the Business Day immediately following the Transmittal Date. If the Cash Purchase Amount is not received by [2:00 p.m.], the creation order will be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created generally will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

ACCEPTANCE OF ORDERS FOR CREATION UNIT AGGREGATIONS. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of any Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) acceptance of the Cash Purchase Amount would, in the opinion of the Trust, be unlawful; (iv) acceptance of the Cash Purchase Amount would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (v) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian, or any other participant in the creation process, and other extraordinary events. The Distributor or the Trust shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, the Custodian, and the Distributor are generally under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

CREATION TRANSACTION FEE. To compensate each Fund for transfer and other transaction costs involved in creation transactions, investors will be required to pay a fixed creation transaction fee of $500 payable to each Fund ("Creation Transaction Fee"). This fee is charged per day on which the investor purchases shares in Creation Unit Aggregations, regardless of the number of Creation Units being purchased by the investor on that day. The Funds, subject to approval by the Board, may adjust the Creation Transaction Fee from time to time based on actual experience. In all cases, the Creation Transaction Fee will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a creation of a Creation Unit Aggregation may be charged a fee for such services.

REDEMPTION. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund. A Fund will not redeem shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Unit Aggregation in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. In addition, investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit Aggregation.

The redemption proceeds for a Creation Unit Aggregation will consist solely of cash in an amount equal to the NAV of the shares being redeemed, as next determined after receipt of a request in proper form, less a redemption transaction fee described below in the section entitled "Redemption Transaction Fee."

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of a Fund or determination of such Fund's NAV is not reasonably practicable; or
(iv) in such other circumstances as is permitted by the SEC.

REDEMPTION TRANSACTION FEE. A redemption transaction fee of $500 is imposed to offset transfer and other transaction costs that may be incurred by each Fund. The fee is a single charge per day on which an investor redeems shares in Creation Unit Aggregations, and will be the same regardless of the number of Creation Units redeemed by the investor on the same day. The Funds, subject to approval by the Board, may adjust the Redemption Transaction Fee from time to time based on actual experience. In all cases, the Redemption Transaction Fee will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged a fee for such services.

PROCEDURES FOR REDEMPTION OF CREATION UNIT AGGREGATIONS. To be eligible to place redemption orders for Creation Unit Aggregations of the Funds, an entity must be a DTC Participant that has executed a Participant Agreement. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if (i) such order is received no later than 4:00 p.m. Eastern time, if transmitted by mail, or no later than 3:00 p.m. Eastern time, if transmitted by other means, on such Transmittal Date; (ii) such order is accompanied by the requisite number of shares of a Fund, which delivery must be made through DTC to the Custodian no later than [2:00 p.m.] Eastern time on the Business Day immediately following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. On days when the Exchange closes earlier than normal, the Funds may require orders to redeem Creation Unit Aggregations to be placed earlier in the day. After the Trust has deemed an order for redemption received, the Trust will initiate procedures to transfer the redemption proceeds to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Distributor.

THE INDICATIVE FUND VALUE. The trading prices of shares in the secondary market may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors. In order to provide updated information relating to the Trust for use by investors and market professionals, an approximate value of shares of each Fund (the "Indicative Fund Value" or "IFV") will be disseminated every fifteen seconds throughout the trading day by the Exchange or by other information providers, such as Bloomberg. This IFV should not be viewed as a "real-time" update of the NAV, because the IFV may not be calculated in the same manner as the NAV, which is computed once a day. The IFV will be calculated by an independent third party, who will determine the value of Fund holdings using:
(i) for CDS Contracts, intra-day prices obtained from counterparties with which the Fund has entered into ISDA agreements; and (ii) for U.S. Treasury bills, prices from third-party pricing services that are based on price quotations obtained from broker-dealers that trade in such securities. The Trust is not involved in, or responsible for, the calculation or dissemination of the IFV and makes no warranty as to its accuracy.

DETERMINATION OF NET ASSET VALUE PER SHARE ("NAV")

The NAV for each Fund is calculated by deducting all of a Fund's liabilities (including accrued expenses) from the total value of its assets (including the securities held by the Fund plus any cash or other assets, such as interest accrued but not yet received) and dividing the result by the number of shares outstanding, and generally rounded to the nearest cent, although each Fund reserves the right to calculate its NAV to more than two decimal places. The NAV is calculated by the Administrator and determined as of the close of the regular trading on the Exchange (ordinarily 4:00 p.m. Eastern time) on each day that all of (i) the government securities markets, (ii) the Custodian, and (iii) the Exchange are open for business.

In calculating a Fund's NAV, the Fund's investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), or
(ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). The value of CDS Contracts held by the Funds for purposes of determining NAV is determined by obtaining price quotations from each counterparty with which the Fund has entered into an ISDA agreement, and using the best "bid" price (where the Fund is a protection buyer) or "offer" price (where the Fund is a protection seller) obtained. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund's published net asset value per share. The Adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service's valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to pricing policies and procedures approved by the Board.

TAXATION

TAXATION OF RICS

Each Fund is treated as a separate entity and intends to qualify and elect treatment in each year as a separate regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). As such, each Fund should not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to shareholders. To qualify for treatment as a RIC, a Fund must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of the Fund's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; and (ii) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the market value of the Fund's total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities (other than U.S. Government securities and securities of other RICs) of any one issuer, the securities (other than RIC securities) or of two or more issuers engaged in the same or similar trades or businesses or related trades or businesses as the Fund if the Fund owns stock representing at least 20% of the voting power stock of such
issuers,   or  the  securities  of  one  or  more  qualified   publicly   traded
partnerships.

Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, each Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will not be taxable to the extent of a shareholder's adjusted basis but will reduce such basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. To the extent of a return of capital distribution exceeds a shareholder's adjusted basis, the distribution will be treated as gain from the sale of shares.

If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In such event, distributions to individuals generally should qualify as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends-received deduction.

A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year, plus 100% of any ordinary income or capital gain net income not distributed in prior years. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

SHAREHOLDER TAXATION

The following discussion of certain federal income tax issues of shareholders of the Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this statement of additional information. The discussion does not generally address special tax rules applicable to certain classes of investors, such as qualified retirement accounts or trusts, tax-exempt entities, insurance companies, banks and other financial institutions or to non-U.S. taxpayers. Dividends, capital gain distributions, and ownership of or gains realized on the redemption of the shares of a Fund may also be subject to state, local and foreign taxes. Shareholders should consult their own tax advisors as to the federal, state, local or foreign tax consequences of ownership of shares of, and receipt of distributions from, a Fund in their particular circumstances.

DISTRIBUTIONS. Distributions of a Fund's investment company taxable income are taxable as ordinary income to shareholders to the extent of the Fund's current or accumulated earnings and profits, whether paid in cash or reinvested in additional shares. Any distribution of a Fund's net capital gain properly designated by the Fund as a "capital gain dividend" is taxable to a shareholder as long-term capital gain regardless of a shareholder's holding period for his, her or its shares and regardless of whether paid in cash or reinvested in additional shares. Distributions, if any, in excess of earnings and profits usually constitute a return of capital, which first reduces an investor's tax basis in the Fund's shares and thereafter (after such basis is reduced to zero) generally gives rise to capital gains.

Any dividend declared by a Fund in October, November, or December of any calendar year, payable to shareholders of record as of a specified date in such a month and actually paid during January of the following year, is treated as if it had been received by the shareholders on December 31 of the year in which the dividend was declared.

BUYING A DIVIDEND. An investor should consider the tax implications of buying shares just prior to a distribution. Even if the price of the shares includes the amount of the forthcoming distribution, the shareholder generally will be taxed upon receipt of the distribution and is not entitled to offset the distribution against the tax basis in his, her or its shares. More generally, an investor should be aware that, at the time he, she or it purchases shares of a Fund, a portion of the purchase price will often be attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

QUALIFIED DIVIDEND INCOME AND DIVIDENDS RECEIVED DEDUCTION. Special rules apply to ordinary income dividends paid to its shareholders by a RIC attributable to "qualified dividend income." Such dividends are subject to tax in the hands of individual shareholders at the same reduced maximum rates applicable to long-term capital gains if certain requirements are met. These rules apply only to taxable years beginning before January 1, 2011. In addition, ordinary income dividends paid by a RIC to corporate shareholders in certain circumstances may be eligible for the dividends received deduction. The Funds do not expect any significant amount of their distributions to qualify under either of these provisions.

GAINS AND LOSSES ON SALES AND REDEMPTIONS. A redemption of shares generally does not result in the recognition of taxable gain or loss by the Fund but generally will constitute a taxable event for the redeeming shareholder. The amount of the gain or loss on a sale or redemption is measured by the difference between the shareholder's adjusted tax basis in the shares and the amount of cash received in exchange for such shares. Any gain or loss arising from (or, in the case of distributions in excess of earnings and profits, treated as arising from) the sale or redemption of shares generally is a capital gain or loss. This capital gain or loss normally is treated as a long-term capital gain or loss if the shareholder has held the shares for more than one year at the time of such sale or redemption; otherwise, it generally will be classified as short-term capital gain or loss. If, however, a shareholder receives a capital gain dividend with respect to any share of a Fund, and if the share is sold before it has been held by the shareholder for at least six months, then any loss on the sale or exchange of the share, to the extent of the capital gain dividend, is treated as a long-term capital loss. In addition, all or a portion of any loss realized upon a taxable disposition of shares may be disallowed if other shares of the Fund are purchased (including any purchase through a reinvestment of distributions from the Fund) within 30 days before or after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

LONG-TERM CAPITAL GAINS. In general, non-corporate shareholders currently are subject to a maximum federal income tax rate of 15% on their long-term capital gain (the excess of net long-term capital gain over net short-term capital loss) for a taxable year (including a long-term capital gain derived from an investment in the shares), while other income may be taxed at rates as high as 35%. Corporate taxpayers currently are subject to federal income tax on net capital gain at the a maximum rate of 35% rate, the same rate as ordinary income.

The maximum rate on long-term capital gains of individuals applies to taxable years beginning before January 1, 2011. Without additional Congressional action, the maximum rate of tax on long-term capital gains will return to 20% (or 10% in the case of individual investors who are in the 10% or 15% tax bracket).

DEDUCTION OF CAPITAL LOSSES. Non-corporate shareholders with net capital losses for a year (I.E., capital losses in excess of capital gains) generally may deduct up to $3,000 of such losses against their ordinary income each year; any net capital losses of a non-corporate shareholder in excess of $3,000 generally may be carried forward and used in subsequent years as provided in the Code. Corporate shareholders generally may not deduct any net capital losses against ordinary income, but may carry back such losses for three years or carry forward such losses for five years.

NOTICES TO SHAREHOLDERS. The Funds send to each of its shareholders, as promptly as possible after the end of each calendar year, a notice detailing, on a per share and per distribution basis, the amounts includable in such shareholder's taxable income for such year as ordinary income and as long-term capital gain. In addition, the federal tax status of each year's distributions generally is reported to the IRS.

NON-U.S. INVESTORS. If you are not a citizen or permanent resident of the United States, each Fund's ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effected connected with a U.S. trade or business. Recently expired provisions of the Code, the renewal of which has been proposed in Congress, allowed an exemption from 30% withholding for "interest-related dividends" and for "short-term capital gain dividends" received by a nonresident alien or foreign entity from a RIC if certain requirements were met. A portion of the distributions by a Fund may qualify under these provisions if reenacted by Congress.

BACK-UP WITHHOLDING. A Fund may be required to withhold at the applicable withholding rate federal income tax from any distributions paid to (1) any shareholder who has failed to provide to the Fund a correct taxpayer identification number or a certificate that such shareholder is not subject to backup withholding; and (2) any shareholder with respect to whom the IRS notifies the Fund that the shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect. The backup withholding tax is not an additional tax and may be refunded or credited against a taxpayer's regular federal income tax liability if appropriate information is provided to the IRS.

FUTURES CONTRACTS. Each Fund may purchase or sell futures contracts. Such transactions are subject to special tax rules which may affect the amount, timing and character of distributions to shareholders. Unless a Fund is eligible to make and makes a special election, such futures contracts that are "Section 1256 contracts" (such as a futures contract the margin requirements for which are based on a marked-to-market system and which is traded on a "qualified board or exchange") will be "marked to market" for federal income tax purposes at the end of each taxable year, i.e., each futures contract will be treated as sold for its fair market value on the last day of the taxable year. In general, unless the special election is made, gain or loss from transactions in such futures contracts will be 60% long-term and 40% short-term capital gain or loss.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Tax law is subject to change by legislative, judicial or administrative action. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

DIVIDENDS AND DISTRIBUTIONS

GENERAL POLICIES. Dividends from net investment income, if any, are declared and paid at least quarterly by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year. The Trust may pay dividends or make distributions on a more frequent basis for the Funds. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

DIVIDEND REINVESTMENT SERVICE. No dividend reinvestment service is currently provided by the Trust in connection with the Funds. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the same Fund purchased in the secondary market.

PRINCIPAL HOLDERS OF SECURITIES

No shares of the Funds were outstanding prior to the date of this SAI.

MISCELLANEOUS INFORMATION

Generally, Delaware statutory trust shareholders are not personally liable for obligations of the Delaware statutory trust under Delaware law. The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust (such as the Trust) shall be entitled to the same limitation of liability extended to shareholders of private, for-profit corporations. It is nevertheless possible that the shareholders of the Trust could be held personally liable for its obligations under certain circumstances, including if the Trust were to become a party to an action in another state whose courts refused to apply Delaware law. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of Trust assets for any shareholder held personally liable for obligations of the Trust. The Declaration of Trust also provides that a Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund(s) of which a shareholder holds shares. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust (and, therefore, its shareholders), Trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Funds as investment companies as distinguished from operating companies would not likely give rise to liabilities in excess of a Fund's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and a Fund itself is unable to meet its obligations.

FINANCIAL STATEMENTS

The Funds had not commenced operations, and had no assets, prior to the date of this SAI. Therefore, no financial statement are included or incorporated by reference herein.

APPENDIX -- DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS

COMMERCIAL PAPER RATINGS

Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs.

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S"). Commercial paper merits a "Prime" rating upon Moody's evaluation of many factors, including: (1) the issuer's management; (2) the issuer's industry or industries and the speculative-type risks that may be inherent in certain areas; (3) the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings for a period of ten years; (7) financial strength of a parent company and the relationships that exist with the issuer; and (8) recognition by the issuer's management of obligations that may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in these factors determine whether the issuer's commercial paper attains a "Prime-1," "Prime-2," or "Prime-3" rating from Moody's.

"Prime-1" indicates a superior ability for repayment of senior short-term debt obligations. Issuer repayment ability is based in part on: (1) leading market positions in well-established industries; (2) a high of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well-established access to a range of financial markets and assured sources of alternative liquidity.

"Prime-2" indicates a strong ability for repayment of short-term debt obligations. Issuer repayment ability is normally evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be subject to more variation than "Prime-1." Capitalization characteristics, while still appropriate, may be affected more by external conditions than "Prime-1." Ample alternative liquidity is maintained.

STANDARD & POOR'S RATING GROUP ("S&P"). S&P rates commercial paper based on the likelihood of the repayment of debt. S&P uses the following characteristics to rate commercial paper: (1) liquidity ratios adequate to meet cash requirements;
(2) long-term senior debt is rated "A" or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) the issuer's industry is well-established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated "A-1," "A-2," or "A-3."

"A-1" indicates that the degree of safety regarding timely payment is very strong. "A-1" issues determined to possess overwhelming safety characteristics are designated with a plus (+) sign.

"A-2" indicates the capacity for timely payment on issues is strong; however, the relative degree of safety is not as high as for issues designated "A-1."

CORPORATE BOND RATINGS

MOODY'S. Moody's assigns an "Aaa" rating only to the best quality bonds. These bonds, commonly known as "gilt edged," carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes are not likely to impair the fundamentally strong position of such issues.

Bonds rated "Aa" are high quality by all standards. Together with the "Aaa" group, "Aa" bonds comprise what are generally known as high-grade bonds. They are rated lower than "Aaa" bonds because of their smaller margins of protection or the fluctuation of protective elements may be of greater amplitude or there may be other elements present making long-term risks appear somewhat larger than in "Aaa" securities.

Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds rated "Baa" are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. "Baa" bonds lack outstanding investment characteristics and have speculative characteristics.

Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured as higher rated bonds. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes "Ba" bonds.

Bonds rated "B" generally lack desirable investment characteristics. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds rated "Caa" are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds rated "Ca" represent obligations which are highly speculative. These issues are often in default or have other marked shortcomings.

Bonds rated "C" are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's modifies corporate bond ratings numerically with a "1," "2," or "3" in each generic classification from Aa through Caa. The modifier "1" indicates that the bond ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

S&P. S&P assigns an "AAA" rating to bonds with an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a very strong capacity to pay interest and repay principal, qualify as high-quality debt obligations, and differ from "AAA" issues in most instances only in small degree. Bonds rated "A" also have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in higher categories.

Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas, they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds rated "BB", "B", "CCC", "CC", and "C", are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

Bonds rated "CCC" are currently vulnerable to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

Bonds rated "C" are currently highly vulnerable to nonpayment. They may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments continue.

Bonds are rated "D" when the issue has failed to pay one or more of its financial obligations (rated or unrated) when it came due. The "D" rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due.

S&P modifies ratings with a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings from "AA" to "CCC" may be modified with a plus (+) or minus (-) sign.

                          EXCHANGE TRADED SPREADS TRUST

                                    FORM N-1A

                           ---------------------------

                                     PART C
                                OTHER INFORMATION

                           ---------------------------

ITEM 23.    EXHIBITS

      (a)   Agreement and Declaration of Trust (1)

      (b)   By-Laws (2)

      (c) Instruments Defining Rights of Security Holders - See Articles III and V of the Agreement and Declaration of Trust filed herewith as Exhibit a

      (d)   Form of Investment Advisory Agreement (2)

      (e)   (1)   Form of Distribution Agreement (2)

            (2)   Form of Authorized Participant Agreement (2)

      (f)   Bonus or Profit Sharing Contracts - Not applicable

      (g)   Form of Custodian Agreement (2)

      (h)   Other Material Contracts

            (1)   Form of Administrative Agency Agreement (2)

            (2)   Form of Fund Accounting and Services Agreement (2)

            (3)   Form of Transfer Agency and Services Agreement (2)

      (i)   Opinion and Consent of Sutherland Asbill & Brennan (2)

      (j)   Other opinions - Independent Auditors' Consent (2)

      (k)   Omitted Financial Statements - Not applicable

      (l)   Initial Capital Agreement (2)

      (m)   Rule 12b-1 Plan - Not applicable

      (n)   Rule 18f-3 Plan - Not applicable

      (o)   Reserved

      (p)   Codes of Ethics

            (1)   Code of Ethics of Trust (2)

            (2)   Code of Ethics of Adviser (2)

_____________________
(1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-148886) filed on January 28, 2008.
(2)   To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

      The Trust may be deemed to be under the control of its investment adviser, ETSpreads, LLC (the "Manager"). The Manager is a California limited liability company. The Manager is controlled by CCM Partners, LP ("CCM"), a privately held California limited partnership which in turn is controlled by a family trust of which Mr. Stephen C. Rogers is a co-trustee.

ITEM 25. INDEMNIFICATION

      that Article VII of the Registrant's Agreement and Declaration of Trust provides that an agent of the Trust (including the trustees and officers of the Trust), when acting in the agent's capacity as such, shall be liable to the Trust and to any shareholder solely for such agent's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such agent, and for nothing else. Such an agent also shall not be liable for errors of judgment or mistakes of fact or law. Subject to the foregoing, and to the fullest extent that limitations on the liability of trustees and officers are permitted by the Delaware Statutory Trust Act or other applicable law, a trustee or officer shall not be responsible or liable in any event for any act, omission, neglect or wrongdoing of any other agent of the Trust, and/or of any officer, employee, consultant, investment adviser, principal underwriter, administrator, fund accountant or accounting agent, custodian, transfer agent, dividend disbursing agent and/or shareholder servicing agent of the Trust.

      Article VII also provides that the Registrant shall indemnify, out of Trust property, to the fullest extent permitted under applicable law, any trustee or officer of the Trust who was or is a party or is threatened to be made a party to any legal proceeding by reason of the fact that such person is or was a trustee or officer of the Trust, against all expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if the person acted in good faith or in the case of a criminal proceeding, had no reasonable cause to believe the conduct was unlawful. Further, the termination of any proceeding by judgment, order or settlement does not of itself create a presumption that such person did not act in good faith or that such person had reasonable cause to believe that such person's conduct was unlawful. Notwithstanding the foregoing, the Trust is not permitted to indemnify trustees or officers against such person's willful misfeasance, bad faith, gross negligence or reckless disregard of their duties as an officer or trustee. The Declaration of Trust also provides that a trustee or officer may receive advancement of expenses in defending any proceeding or action. The Declaration of Trust provides that any indemnification under Article VII shall be made by the Trust if authorized in the specific case on a determination that indemnification of the trustee or officer is proper in the circumstances by a majority vote of independent trustees, by a committee of independent trustees designated by majority vote of independent trustees then in office, or by independent legal counsel in a written opinion. Agents and employees of the Trust who are not trustees or officers may be indemnified under the same standards and procedures described above, at the discretion of the trustees.

      Additionally, with respect to indemnification against liability incurred by Registrant's underwriter, reference is made to Section __ of the Distribution Agreement dated ______, 2008 between Registrant and ALPS Distributors, Inc. With respect to indemnification against liability incurred by Registrant's investment adviser, reference is made to Section __ of the Investment Advisory Agreement dated _______, 2008 between the Registrant and ETSpreads, LLC.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

      Currently, the Manager's sole business activity is serving as the investment adviser to each series of the Registrant. CCM is the managing member of the Manager, and certain persons providing investment advice on behalf of the Manager also provide investment advice on behalf of CCM. CCM is the investment adviser of the California Investment Trust (and its predecessors), a diversified, open-end management investment company.

ITEM 27. PRINCIPAL UNDERWRITERS

      (a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: AARP Funds, ALPS ETF Trust, ALPS Variable Insurance Trust, Ameristock Mutual Fund, Inc., BLDRS Index Fund Trust, Campbell Multi-Strategy Trust, CornerCap Group of Funds, DIAMONDS Trust, Drake Funds, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, Heartland Group, Inc., HealthShares, Inc., Henssler Funds, Inc., Holland Balanced Fund, Laudus Trust, Milestone Funds, MTB Group of Funds, Pax World Funds, PowerShares QQQ 100 Trust Series 1, Realty Funds, Inc., Scottish Widows Investment Partnership, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, State Street Institutional Investment Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, TDAX Funds, Inc., Utopia Funds, W. P. Stewart Funds, Wasatch Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

      (b) To the best of Registrant's knowledge, the directors and executive officers of ALPS Distributors, Inc. are as follows:

            Edmund J. Burke           President; Director
            Thomas Carter             Managing Director - Business Development;
                                      Director
            Jeremy O. May             Managing Director - Operations and
                                      Client Service; Assistant Secretary;
                                      Director
            Spencer Hoffman           Director
            John C. Donaldson         Chief Financial Officer
            Diana Adams               Vice President, Controller, Treasurer
            Robert J. Szydlowski      Chief Technology Officer
            Tane Tyler                General Counsel; Secretary
            Brad Swenson              Chief Compliance Officer

The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

ITEM 28. LOCATIONS OF ACCOUNTS AND RECORDS.

      (a) ETSpreads, LLC, 44 Montgomery Street, Suite 2100, San Francisco, California 94104 (records relating to its function as investment adviser for the Registrant).

      (b) ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203 (records relating to its function as principal underwriter for Registrant).

      (c) Administrator (records relating to its function as administrator and transfer agent for Registrant).

ITEM 29. MANAGEMENT SERVICES

      All management-related service contracts are discussed in Part A or Part B of this Form N-1A.

ITEM 30. UNDERTAKINGS.

      Not applicable.

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this pre-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, the State of California, on the 7th day of July, 2008.


                                    EXCHANGE TRADED SPREADS TRUST
                                    --------------------------------------------
                                    (Registrant)


                                    By /s/ Stephen C. Rogers
                                    ---------------------------------
                                    Stephen C. Rogers, Trustee


Pursuant to the requirements of the Securities Act of 1933, this amendment has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                           TITLE                         DATE

/s/ Stephen C. Rogers               Trustee                       July 7, 2008
-------------------------
Stephen C. Rogers